UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President & Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower International Funds (Institutional Class and Investor Class)
Annual Report
December 31, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Empower Emerging Markets Equity Fund
Management Discussion
The Fund’s sub-advisers are Goldman Sachs Asset Management, L.P. (“Goldman Sachs”) and Lazard Asset Management LLC (“Lazard”). Goldman Sachs replaced UBS Asset Management (Americas) Inc. as a sub-adviser effective June 1, 2023.
Fund Performance
For the twelve-month period ended December 31, 2023, the Fund (Investor Class shares) returned 9.67%, relative to a 9.83% return for the MSCI Emerging Markets Index, the Fund’s benchmark index.
Goldman Sachs Commentary
Overall, emerging market equities had a bumpy ride in 2023, driven by persistently high rates, the U.S. dollar at near multi-decade highs, volatile geopolitical events, and macroeconomic shocks. While the asset class faced an austere environment, it broadly outperformed expectations over the year.
China, which makes up roughly 30% of the benchmark index, significantly underperformed after a short rebound in the first quarter, as optimism around Covid-19 reopening consumption drove markets, but quickly faded in the second quarter as manufacturing and consumption data disappointed. For the remainder of the year, China’s economic data consistently fell short of expectations. On the other hand, India, which makes up approximately 15% of the benchmark index, had a markedly better year. Continued strong economic growth translated to both strong realized corporate earnings growth and positive forecasts. Eastern Europe also had a particularly strong 2023. Generally, Latin America inflation was well controlled in 2023, economic growth surprised to the upside and equity markets performed roughly in line with global markets.
At the country level, holdings in Mexico and South Africa contributed to performance, while stock selection in China and Taiwan detracted from returns for the Goldman Sachs sub-advised portion of the Fund. At the sector level, holdings in real estate and healthcare contributed the most, while stock selection in financials and energy detracted from returns.
Lazard Commentary
Central bank monetary policies remained a primary driver of 2023’s returns, as hopes of a pause in rate hikes in the beginning of the year were rebuffed by the Federal Reserve. The possibility that key central banks would adopt a “higher for longer” interest rate policy posture raised fears of a global recession and weak demand. The Federal Reserve’s tone softened in November, however, supported by favorable inflation news that triggered a resurgence in equity buying over the last two months of the year.
Oil prices continued to ease despite tensions in the Middle East as inventories rose. Gold prices, by contrast, continued to appreciate, finishing 13.5% higher for the year. The U.S. dollar recorded its first decline since 2020, boosting the market in the fourth quarter; its strength had served as a headwind for most of the year.
Worries about China’s struggling post-pandemic economic recovery resulted in the country’s stock market tumbling 11.2% in 2023. Latin America was the best performing region in 2023, with the equity market in Mexico, which advanced over 41%, taking the lead. Equity markets in emerging Europe were mixed, with Greece and Hungary both rallying by approximately 50%. Turkey gave back some of last year’s extraordinary gains, as the country’s central bank raised rates to fight inflation. Equity markets in the Middle East lagged largely due to weaker oil prices in the year. South Africa’s stock market also trailed, as the country’s economy struggles with 30% unemployment and high real interest rates.
For the Lazard sub-advised portion of the Fund, stock selection accounted for excess return, supplemented by sector positioning. Operating cash detracted. Overweight exposure to the information technology sector and underweight exposure to the materials sector were the largest contributors from allocation. Overweight exposures to the communication services and consumer discretionary sectors detracted modestly. Stock selection was strongest in the information technology and energy sectors and underperformed in the financials and materials sectors. Stock selection was favorable in China and Taiwan. Stock selection in Korea and Poland detracted.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from January 5, 2018 (inception) through December 31, 2018.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	10.12%	3.80%	-0.82%
Investor Class	9.67%	3.44%	-1.18%
(a) Institutional Class and Investor Class inception date was January 05, 2018.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Empower International Growth Fund
Management Discussion
The Fund’s sub-advisers are Franklin Templeton Institutional, LLC (“Franklin”) and J.P. Morgan Investment Management Inc. (“JPMorgan”)
Fund Performance
For the twelve-month period ended December 31, 2023, the Fund (Investor Class shares) returned 16.54%, relative to a 17.58% return for the MSCI EAFE Growth Index, the Fund’s benchmark index.
Franklin Commentary
2023 began and ended on an upswing, but there was substantial turbulence along the way due to a series of bank crises in March followed by indications that major central banks would keep interest rates higher for longer in an effort to tame inflation. Financial markets hit low points in the fourth quarter as sovereign bond prices plunged - driving yields significantly higher - and some bellwether companies announced disappointing earnings and/or guidance. Amid these challenges, the potential of artificial intelligence (“AI”) thrilled investors, high interest rates did not trigger widespread recession, and inflation continued to moderate. Near year-end, markets surged as indications seemed to point to a soft economic landing in many regions, less inflationary pressure and a global economy that could continue to provide a backdrop for decent corporate earnings. Due largely to the excitement over AI, the equity market’s rally was heavily concentrated in information technology (“IT”), which gained 37.5% and was the MSCI EAFE Index’s top-performing sector. International value stocks outperformed their growth counterparts modestly, with both categories notching double-digit percentage returns as measured by MSCI style indexes.
During the year, the Franklin sub-advised portion of the Fund underperformed the benchmark index as stock selection in the communication services, industrials and materials sectors held back relative returns. Conversely, stock selection in the consumer discretionary, healthcare and IT sectors aided relative performance. In terms of sector allocations, an overweight allocation in healthcare and an underweight in financials curbed relative results, while an overweight in IT and underweight exposure to consumer staples lifted relative returns. On a regional level, stock selection in Europe - and, to a much lesser extent, Asia - hindered relative returns, while off-benchmark exposure to Canada and Brazil helped relative performance.
JPMorgan Commentary
Global equities rallied in 2023 in what came as a surprise to many market participants. Sentiment oscillated over the year, driven by recession worries at the start, to resilient growth over the summer, to higher for longer rates in the autumn, and ending the year focused on future rate cuts. A series of softer inflation prints in the U.S. and Europe led to growing excitement that central banks may cut interest rates sooner than previously expected, with the market now forecasting over 150 basis points of interest rate cuts by the Federal Reserve (the “Fed”) in 2024.
Market returns were not evenly distributed this year and were largely driven by a handful of U.S. technology stocks dubbed the “Magnificent Seven”, namely, Alphabet, Apple, Amazon, Meta Platforms, Microsoft, NVIDIA and Tesla. These stocks contributed around 80% of the S&P 500® Index returns over the year, the largest contribution of the largest seven stocks to total index performance in recent history.

More broadly, growth stocks made a stellar comeback in 2023, driven by AI frenzy amongst investors. The catalyst was the launch of generative AI chatbot, ChatGPT, that spurred the imagination of investors and will result in higher demand for advanced AI chips, helping the chip leader NVIDIA’s stock price to more than triple in 2023. As a result, the U.S. markets, with their growth-tilt, performed very strongly, thanks to a combination of better-than-expected consumer spending, resilient corporate profits, and enthusiasm around the advancements in AI.
International performance varied across regions in 2023, with emerging market equities trailing their developed market counterparts. China faced difficulties with consumption and its property market reflected in its negative equity performance this year, while Japanese stocks witnessed strong gains fueled by structural improvements in corporate governance and balance sheet management. In Europe, governments have effectively managed energy supply problems, but cautious consumers and softer manufacturing activity continued to weaken the macro backdrop. On a positive note, Europe and the UK witnessed a downtrend in inflation.
At the sector level, stock selection in industrials and an underweight exposure to consumer staples contributed to performance for the JPMorgan sub-advised portion of the Fund. On the downside, stock selection in IT and communication services detracted from performance. At the regional level, stock selection in Japan and the UK contributed to relative returns, while stock selection in continental Europe and an overweight exposure to emerging markets detracted from performance.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	16.93%	8.58%	4.38%
Investor Class	16.54%	8.17%	3.94%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Empower International Index Fund
Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2023, the Fund (Investor Class shares) returned 17.52%, relative to an 18.24% return for the MSCI EAFE Index, the Fund’s benchmark index.
ILIM Commentary
Global equities rallied over the past twelve months, buoyed by hopes for a soft landing whereby while growth slows, a recession is avoided and inflation continues to fall, enabling central banks to begin cutting interest rates in 2024. The development and implementation of artificial intelligence was also supportive as it led investors to believe the technology had the potential to boost productivity and company profit margins significantly in the medium term.
There were several key factors that affected the performance of the Fund throughout the year. European ex-UK equities rose by 22.7% over the period, aided by a reversal of some severe headwinds following the outbreak of the war in Ukraine, including the collapse in natural gas prices, which eased inflation and growth pressures in the Eurozone. UK equities underperformed and energy and financials acted as headwinds, with the former hampering the fall in oil prices. Brent crude was down by 10.3% over the period, ending 2023 at $77 a barrel. Meanwhile, Japanese equities outperformed, rising by 20.8%. The market was supported by a weaker yen, relatively loose monetary policy, cheap valuations, and an improved corporate governance backdrop.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	17.96%	8.08%	4.46%
Investor Class	17.52%	7.66%	3.79%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Empower International Value Fund
Management Discussion
The Fund’s sub-advisers are LSV Asset Management (“LSV”) and Massachusetts Financial Services Company (“MFS”)
Fund Performance
For the twelve-month period ended December 31, 2023, the Fund (Investor Class shares) returned 18.03%, relative to an 18.95% return for the MSCI EAFE Value Index, the Fund’s benchmark index.
LSV Commentary
Value stocks modestly outperformed growth stocks in 2023 so LSV’s style was slightly in favor during the year. Relative to the benchmark index, the LSV sub-advised portion of the Fund had a deeper value style bias that was a positive contributor, while the smaller cap bias was a negative contributor for the year since smaller cap stocks lagged the overall market during 2023. The portfolio is essentially country neutral relative to the benchmark index; however, a slight overweight in Switzerland and underweight in the UK were helpful. Sector selection was also helpful due to overweight positions in industrials and consumer discretionary, two of the best performing sectors for the year. Stock selection was best in the UK, France, and Denmark while selection in Germany and the Netherlands lagged.
MFS Commentary
During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional U.S. banks, which suffered from deposit flight as depositors sought higher yields on their savings. Additionally, activity in the U.S. housing sector has slowed as a result of higher mortgage rates. China’s abandonment of its zero-Covid policy ushered in a brief uptick in economic activity in early 2023, although its momentum soon stalled as the focus turned to the country’s highly indebted property development sector. In developed markets, consumer demand for services remained stronger than the demand for goods.
For the MFS sub-advised portion of the Fund, stock selection and, to a lesser extent, an underweight position in the financials sector detracted from performance relative to the benchmark index. An overweight position in the consumer staples sector also dampened relative results. An underweight position and stock selection in the consumer discretionary sector further weakened relative performance. The cash and/or cash equivalents position during the period was also a detractor from relative performance. In a period when equity markets rose, as measured by the benchmark index, holding cash hurt performance. Stock selection in the information technology sector contributed to relative performance and security selection and an underweight position in the real estate sector also supported relative returns. An overweight position in the industrials sector bolstered relative returns. During the reporting period, relative currency exposure was a contributor to relative performance.

The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	18.44%	8.64%	6.02%
Investor Class	18.03%	8.25%	5.89%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2023 (unaudited)
Empower Emerging Markets Equity Fund
Sector	Percentage of Fund Investments
Financial	22.82%
Technology	21.12
Communications	15.23
Consumer, Non-cyclical	11.18
Consumer, Cyclical	10.70
Industrial	7.40
Energy	4.28
Basic Materials	3.54
Exchange Traded Funds	1.68
Utilities	1.32
Short Term Investments	0.73
Total	100.00%
Empower International Growth Fund
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	28.12%
Industrial	17.28
Technology	16.10
Consumer, Cyclical	14.56
Financial	10.21
Basic Materials	5.31
Communications	5.02
Utilities	0.58
Short Term Investments	2.82
Total	100.00%
Empower International Index Fund
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	23.62%
Financial	20.19
Industrial	13.87
Consumer, Cyclical	13.47
Technology	6.57
Basic Materials	6.39
Energy	4.41
Communications	4.21
Utilities	3.24
Diversified	0.06
Short Term Investments	3.97
Total	100.00%

Empower International Value Fund
Sector	Percentage of Fund Investments
Financial	20.56%
Consumer, Non-cyclical	19.75
Industrial	17.47
Consumer, Cyclical	12.60
Technology	8.92
Basic Materials	7.38
Energy	6.71
Communications	2.70
Utilities	1.01
Short Term Investments	2.90
Total	100.00%

Shareholder Expense Example (unaudited)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
Each Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of each Fund's table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of each Fund's table below provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each Fund's table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of each Fund's table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Empower Emerging Markets Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,037.78	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58
Investor Class
Actual	$1,000.00	$1,035.50	$6.41
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.36
* Expenses are equal to the Fund's annualized expense ratio of 0.90% for the Institutional Class shares and 1.25% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower International Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,026.60	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33
Investor Class
Actual	$1,000.00	$1,024.10	$6.12
Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11
* Expenses are equal to the Fund's annualized expense ratio of 0.85% for the Institutional Class shares and 1.20% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower International Index Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,053.90	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.33
Investor Class
Actual	$1,000.00	$1,052.40	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.16
* Expenses are equal to the Fund's annualized expense ratio of 0.26% for the Institutional Class shares and 0.62% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,063.70	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.62
Investor Class
Actual	$1,000.00	$1,061.30	$5.56
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.45
* Expenses are equal to the Fund's annualized expense ratio of 0.71% for the Institutional Class shares and 1.07% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.54%
86,551	African Rainbow Minerals Ltd(a)	$ 946,300
2,787,300	Baoshan Iron & Steel Co Ltd Class A	2,331,199
1,475	Ecopro Co Ltd	734,958
120,033	Gold Fields Ltd Sponsored ADR	1,735,677
165,348	Jindal Stainless Ltd	1,136,085
31,786	KGHM Polska Miedz SA	991,525
4,128	LG Chem Ltd(b)	1,587,726
599,600	Meihua Holdings Group Co Ltd Class A	807,398
316,000	Metalurgica Gerdau SA	706,472
35,669	Navin Fluorine International Ltd	1,650,722
7,256	POSCO Holdings Inc	2,789,866
748,414	Sappi Ltd	1,808,386
523,300	Satellite Chemical Co Ltd Class A(b)	1,088,895
29,794	Saudi Basic Industries Corp	661,380
14,865	Sociedad Quimica y Minera de Chile SA Sponsored ADR(a)	895,170
190,275	Sunresin New Materials Co Ltd Class A	1,423,340
20,842	Supreme Industries Ltd	1,137,337
231,400	Tianqi Lithium Corp Class H(a)	1,278,521
185,000	Vale SA	2,940,135
530,555	Vedanta Ltd	1,647,189
1,392,800	Yunnan Aluminium Co Ltd Class A	2,400,003
		30,698,284
Communications — 15.22%
239,000	Accton Technology Corp	4,062,234
2,563,100	Alibaba Group Holding Ltd	24,689,171
20,980	Baidu Inc Sponsored ADR(b)	2,498,508
57,181	Cartrade Tech Ltd(b)	490,123
1,197,100	China United Network Communications Ltd Class A	739,018
199,181	Etihad Etisalat Co	2,623,878
24,252	Info Edge India Ltd	1,496,882
247,309	JD.com Inc Class A	3,571,906
88,403	Kanzhun Ltd ADR	1,468,374
50,941	KT Corp(b)	1,358,270
364,100	Kuaishou Technology(b)(c)	2,477,418
517,810	Meituan Class B(b)	5,436,373
2,606	MercadoLibre Inc(b)	4,095,433
4,868,500	My EG Services Bhd	863,003
6,699	Naspers Ltd Class N	1,146,668
14,577	NAVER Corp(b)	2,522,119
3,899	NCSoft Corp	725,181
337,407	Ooredoo QPSC	1,010,090
580,630	Orange Polska SA(a)	1,201,747
52,108	PDD Holdings Inc ADR(b)	7,623,921
72,816	Route Mobile Ltd	1,397,970
329,526	Saudi Telecom Co	3,556,965
70,065	Tata Communications Ltd	1,489,881
38,544	TeamLease Services Ltd(b)	1,480,060
Shares		Fair Value
Communications — (continued)
197,200	Telefonica Brasil SA	$ 2,169,460
3,193,400	Telkom Indonesia Persero Tbk PT	819,258
951,400	Tencent Holdings Ltd	35,919,986
116,037	Tencent Music Entertainment Group ADR(b)	1,045,493
460,900	TIM SA	1,701,239
30,077	Trip.com Group Ltd ADR(b)	1,083,073
405,012	Turkcell Iletisim Hizmetleri AS	771,026
115,949	Vipshop Holdings Ltd ADR(b)	2,059,254
1,750,400	Xiaomi Corp Class B(b)(c)	3,505,080
3,348,942	Zomato Ltd(b)	4,970,764
		132,069,826
Consumer, Cyclical — 10.69%
490,800	Alsea SAB de CV(b)	1,858,456
854,334	Americana Restaurants International PLC	728,083
248,600	ANTA Sports Products Ltd	2,416,221
3,018,000	Astra International Tbk PT	1,106,770
7,066	BGF retail Co Ltd	717,642
294,000	BYD Co Ltd Class H	8,109,883
41,699	Ceat Ltd	1,215,439
281,000	China Motor Corp	1,033,171
148,807	Clicks Group Ltd	2,649,607
135,720	Contemporary Amperex Technology Co Ltd Class A	3,124,351
12,534	Craftsman Automation Ltd	814,339
370,574	Crompton Greaves Consumer Electricals Ltd	1,383,839
1,697,000	Eva Airways Corp	1,736,633
127,080	Feng TAY Enterprise Co Ltd	723,916
344,000	Fuyao Glass Industry Group Co Ltd Class H	1,675,094
882,000	Haidilao International Holding Ltd(c)	1,645,355
457,400	Haier Smart Home Co Ltd Class H	1,291,987
538,500	Hangzhou Robam Appliances Co Ltd Class A	1,654,829
58,910	Jinan Acetate Chemical Co Ltd	1,528,609
344,620	Jollibee Foods Corp	1,563,959
84,525	JUMBO SA	2,343,977
20,283	JYP Entertainment Corp	1,588,464
164,960	Kia Corp	12,756,906
57,065	KPIT Technologies Ltd	1,036,988
53,620	LG Electronics Inc(b)	4,216,568
79,708	Li Auto Inc ADR(b)	2,983,470
314,000	Lite-On Technology Corp	1,192,315
24,265,400	Map Aktif Adiperkasa PT	1,292,311
67,070	MINISO Group Holding Ltd ADR	1,368,228
141,000	Nien Made Enterprise Co Ltd	1,620,171
40,640,000	Nusantara Sejahtera Raya Tbk PT(b)(c)	712,661
676,200	Samsonite International SA(b)(c)	2,230,934
8,182	Samsung SDI Co Ltd(b)	2,978,992
668,000	Sendas Distribuidora S/A	1,860,598

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Consumer, Cyclical — (continued)
232,100	Shenzhou International Group Holdings Ltd	$ 2,381,081
250,876	Sona Blw Precision Forgings Ltd(c)	1,941,642
328,900	Suofeiya Home Collection Co Ltd Class A	740,320
256,188	Tata Motors Ltd	2,400,126
547,000	Tong Yang Industry Co Ltd	1,354,026
101,796	Turk Hava Yollari AO(b)	788,682
400,800	Wal-Mart de Mexico SAB de CV	1,685,007
1,562,000	Weichai Power Co Ltd Class H	2,609,550
109,170	Wowprime Corp	886,863
37,639	Yum China Holdings Inc	1,597,023
77,300	Zhongji Innolight Co Ltd Class A	1,227,131
		92,772,217
Consumer, Non-Cyclical — 11.18%
82,584	Adani Ports & Special Economic Zone Ltd	1,015,249
49,692	Almarai Co JSC	744,717
31,701	Apollo Hospitals Enterprise Ltd	2,171,654
645,900	Arca Continental SAB de CV	7,062,641
1,290,500	Bangkok Dusit Medical Services PCL NVDR	1,048,024
30,395	Britannia Industries Ltd	1,949,358
342,800	Bumrungrad Hospital PCL	2,239,637
479,000	China Mengniu Dairy Co Ltd	1,290,384
120,000	China Resources Beer Holdings Co Ltd	526,553
87,287	Chongqing Brewery Co Ltd Class A	817,648
337,711	Cipla Ltd	5,055,859
3,447	CJ CheilJedang Corp	865,146
55,677	Coca-Cola Femsa SAB de CV Sponsored ADR	5,269,270
3,492,000	CSPC Pharmaceutical Group Ltd	3,250,074
20,547	Dino Polska SA(a)(b)(c)	2,405,754
113,718	Dr Reddy's Laboratories Ltd	7,925,916
345,300	Fleury SA	1,282,364
401,360	Hualan Biological Engineering Inc Class A	1,252,142
45,482	Humansoft Holding Co KSC	503,152
612,320	International Container Terminal Services Inc	2,729,295
1,545,800	Kimberly-Clark de Mexico SAB de CV Class A(a)	3,463,735
32,500	Kweichow Moutai Co Ltd Class A	7,911,220
12,057,200	Monde Nissin Corp(c)	1,824,638
26,759	Nahdi Medical Co	977,040
109,539	National Marine Dredging Co(b)	888,779
29,253	National Medical Care Co	1,359,371
5,213	Nestle India Ltd	1,664,356
28,823	New Oriental Education & Technology Group Inc Sponsored ADR(a)(b)	2,112,150
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
142,000	Nongfu Spring Co Ltd Class H(c)	$ 821,685
29,954	Orion Corp	2,688,076
49,507	Richter Gedeon Nyrt	1,248,687
3,087	Samsung Biologics Co Ltd(b)(c)	1,816,021
10,848	Sarantis SA	100,356
76,250	Shenzhen Mindray Bio-Medical Electronics Co Ltd Class A	3,126,619
5,445,100	Sumber Alfaria Trijaya Tbk PT(b)	1,036,190
501,620	Sun Pharmaceutical Industries Ltd	7,588,439
336,088	Tata Consumer Products Ltd	4,387,195
51,493	Torrent Pharmaceuticals Ltd	1,425,881
194,100	WuXi AppTec Co Ltd Class H(a)(c)	1,977,506
715,000	Yihai International Holding Ltd	1,136,222
		96,959,003
Energy — 4.28%
366,700	Huaibei Mining Holdings Co Ltd Class A	860,199
1,738,000	Kunlun Energy Co Ltd	1,568,485
117,590	MOL Hungarian Oil & Gas PLC	957,903
276,699	ORLEN SA	4,607,043
4,648,000	PetroChina Co Ltd Class H(b)	3,071,353
433,941	Petroleo Brasileiro SA Sponsored ADR	6,930,038
196,600	PRIO SA	1,863,766
1,333,400	PTT Exploration & Production PCL	5,696,673
107,861	Reliance Industries Ltd(b)	3,347,784
691,860	Saudi Arabian Oil Co(c)	6,091,242
174,500	Sungrow Power Supply Co Ltd Class A	2,154,514
		37,149,000
Financial — 22.81%
78,081	Absa Group Ltd	696,847
982,750	Abu Dhabi Commercial Bank PJSC	2,456,373
318,972	Abu Dhabi Islamic Bank PJSC	878,905
748,651	Akbank TAS	925,900
136,224	Alinma Bank	1,406,683
27,126	Angel One Ltd	1,136,390
414,612	Axis Bank Ltd	5,487,130
25,477	Bajaj Finance Ltd	2,241,756
357,600	Banco do Brasil SA(b)	4,077,624
35,773	Bancolombia SA Sponsored ADR	1,100,735
323,900	Bangkok Bank PCL	1,485,105
4,182,400	Bank BTPN Syariah Tbk PT	459,044
9,242,300	Bank Central Asia Tbk PT	5,644,294
16,381,600	Bank Mandiri Persero Tbk PT	6,435,336
712,172	Bank of Baroda	1,976,006
7,677,000	Bank of China Ltd Class H	2,917,120
1,364,000	Bank of Communications Co Ltd Class H(b)	851,444

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Financial — (continued)
13,349,500	Bank Rakyat Indonesia Persero Tbk PT(b)	$ 4,961,602
115,100	BB Seguridade Participacoes SA	797,331
1,140,380	BDO Unibank Inc	2,686,642
17,424,500	BFI Finance Indonesia Tbk PT	1,363,682
679,600	Caixa Seguridade Participacoes S/A	1,804,768
78,748	Can Fin Homes Ltd	735,317
383,040	Chailease Holding Co Ltd	2,406,926
6,137,000	China CITIC Bank Corp Ltd Class H	2,894,376
10,248,000	China Construction Bank Corp Class H	6,096,029
931,200	China International Capital Corp Ltd Class H(c)	1,368,184
1,561,000	China Merchants Bank Co Ltd Class H	5,429,983
390,200	China Pacific Insurance Group Co Ltd Class H	789,337
202,600	China Resources Mixc Lifestyle Services Ltd(a)(c)	722,607
3,349,000	CIMB Group Holdings Bhd(b)	4,263,894
79,277	Co for Cooperative Insurance	2,756,726
555,303	Commercial International Bank Egypt SAE GDR	699,682
67,787	Computer Age Management Services Ltd	2,158,149
10,762	Credicorp Ltd	1,613,547
31,843	DB Insurance Co Ltd	2,062,254
1,012,720	Emaar Properties PJSC	2,183,951
287,687	Emirates NBD Bank PJSC	1,355,111
612,307	Eurobank Ergasias Services & Holdings SA Class A(b)	1,087,900
1,005,700	Fibra Uno Administracion SA de CV REIT(a)	1,806,363
371,163	FirstRand Ltd	1,489,101
114,351	Five-Star Business Finance Ltd(b)	1,009,516
107,541	Godrej Properties Ltd(b)	2,599,486
133,944	HDFC Bank Ltd	2,742,640
39,300	Hyundai Marine & Fire Insurance Co Ltd	942,921
966,821	ICICI Bank Ltd	11,553,316
1,512,156	IDFC First Bank Ltd(b)	1,613,678
391,721	Indiabulls Housing Finance Ltd	1,019,053
1,838,000	Industrial & Commercial Bank of China Ltd Class H	895,737
124,455	Industrial Bank of Korea	1,143,929
370,600	Itau Unibanco Holding SA	2,591,667
625,917	Jio Financial Services Ltd(b)	1,749,920
163,310	JSE Ltd	825,277
320,631	Karnataka Bank Ltd	901,171
519,535	Karur Vysya Bank Ltd	1,053,806
140,192	KB Financial Group Inc	5,849,064
204,948	KE Holdings Inc ADR	3,322,207
4,706,100	Krung Thai Bank PCL NVDR	2,534,072
195,292	LIC Housing Finance Ltd	1,257,007
633,794	Manappuram Finance Ltd	1,308,754
67,768	Meritz Financial Group Inc	3,100,485
Shares		Fair Value
Financial — (continued)
988,580	Metropolitan Bank & Trust Co	$ 915,686
736,311	National Bank of Greece SA(b)	5,115,690
123,926	NEPI Rockcastle NV	856,185
131,158	Nova Ljubljanska Banka dd GDR	2,446,978
195,920	NU Holdings Ltd Class A(b)	1,632,014
426,600	Odontoprev SA	1,020,482
2,503,758	Old Mutual Ltd	1,787,568
32,208,300	Pakuwon Jati Tbk PT	949,389
6,491,000	People's Insurance Co Group of China Ltd Class H	1,996,546
3,022,000	PICC Property & Casualty Co Ltd Class H	3,596,232
1,303,500	Ping An Insurance Group Co of China Ltd Class H	5,901,335
292,642	Piraeus Financial Holdings SA(b)	1,034,118
81,664	Piramal Enterprises Ltd	913,532
467,331	Prologis Property Mexico SA de CV REIT(a)	2,215,426
33,802	Reinet Investments SCA	861,491
150,525	Remgro Ltd	1,337,013
5,173	Samsung Fire & Marine Insurance Co Ltd	1,053,928
144,948	Saudi National Bank	1,494,879
135,283	SBI Life Insurance Co Ltd(c)	2,328,189
53,173	Shriram Transport Finance Co Ltd(b)	1,311,658
68,519	Standard Bank Group Ltd	779,489
907,346	State Bank of India	6,994,423
20,997,000	TMBThanachart Bank PCL	1,026,288
530,568	Turkiye Garanti Bankasi AS	1,050,558
2,087,600	Turkiye Is Bankasi AS Class C	1,649,490
1,255,402	Union Bank of India Ltd	1,794,885
414,168	Woori Financial Group Inc	4,168,611
		197,955,943
Industrial — 7.40%
22,628	Amber Enterprises India Ltd(b)	851,847
391,300	Beijing New Building Materials PLC Class A	1,289,261
33,958	BEML Ltd	1,153,531
213,000	BYD Electronic International Co Ltd	998,702
2,601,400	Cemex SAB de CV(b)	2,023,703
11,564,000	China Tower Corp Ltd Class H(c)	1,215,465
114,000	Chroma ATE Inc	789,281
11,234	Danaos Corp	831,990
1,180,000	Delta Electronics Inc	12,034,149
334,100	Delta Electronics Thailand PCL	858,812
50,243	Doosan Bobcat Inc	1,957,132
134,699	GCC SAB de CV	1,593,844
22,837	Hanwha Aerospace Co Ltd	2,203,097
130,697	Hindustan Aeronautics Ltd	4,402,513
68,333	HMM Co Ltd	1,036,698
78,120	Hyundai Rotem Co Ltd(b)	1,607,859
52,000	Jentech Precision Industrial Co Ltd	1,301,230

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Industrial — (continued)
159,400	Klabin SA	$ 729,140
44,795	Larsen & Toubro Ltd	1,896,973
54,000	Lotes Co Ltd	1,877,766
300,000	Micro-Star International Co Ltd	1,990,610
873,700	Nanofilm Technologies International Ltd	604,355
86,424	Riyadh Cables Group Co	2,125,648
292,300	Rumo SA	1,380,988
9,916	Samsung C&T Corp	994,658
1,375,900	Semen Indonesia Persero Tbk PT	571,832
119,600	SF Holding Co Ltd Class A	682,075
151,000	Silergy Corp	2,450,868
179,900	Sunny Optical Technology Group Co Ltd	1,635,451
450,000	Sunonwealth Electric Machine Industry Co Ltd	1,573,187
1,424,200	Tian Di Science & Technology Co Ltd	1,092,495
482,000	Unimicron Technology Corp	2,753,905
22,000	Voltronic Power Technology Corp	1,223,482
280,780	ZBOM Home Collection Co Ltd Class A	664,293
495,387	Zhejiang Sanhua Intelligent Controls Co Ltd Class A	2,053,309
81,579	ZTO Express Cayman Inc ADR	1,736,001
		64,186,150
Technology — 21.12%
70,893	Advantech Co Ltd	857,905
15,177	Arabian Internet & Communications Services Co	1,400,318
97,000	Asia Vital Components Co Ltd	1,059,688
21,000	ASMedia Technology Inc	1,237,968
121,920	Birlasoft Ltd	1,055,150
46,594	Coforge Ltd	3,509,452
27,314	Dongjin Semichem Co Ltd(b)	815,853
207,000	Elan Microelectronics Corp	1,094,492
9,004	Elm Co	1,955,982
8,231	Eo Technics Co Ltd	970,688
16,000	Global Unichip Corp	904,388
227,351	HCL Technologies Ltd	4,001,096
182,926	Infosys Ltd	3,386,049
127,742	Infosys Ltd Sponsored ADR	2,347,898
183,000	International Games System Co Ltd	4,311,631
255,000	ITE Technology Inc	1,248,004
545,000	King Yuan Electronics Co Ltd	1,504,284
527,200	Kingnet Network Co Ltd Class A	830,324
442,000	MediaTek Inc	14,594,797
359,600	NetEase Inc	6,487,757
65,602	Netweb Technologies India Ltd(b)	934,862
159,000	Novatek Microelectronics Corp	2,674,262
155,000	Quanta Computer Inc	1,128,466
114,000	Realtek Semiconductor Corp	1,748,182
Shares		Fair Value
Technology — (continued)
751,515	Samsung Electronics Co Ltd	$ 45,614,598
19,609	SK Hynix Inc(b)	2,140,087
127,034	Sonata Software Ltd	1,133,218
3,275,000	Taiwan Semiconductor Manufacturing Co Ltd	62,786,831
65,882	Tata Consultancy Services Ltd	3,000,523
39,872	TDCX Inc ADR(b)	193,379
263,100	TOTVS SA	1,824,736
2,955,000	United Microelectronics Corp	5,034,811
94,535	Will Semiconductor Co Ltd Shanghai Class A	1,422,294
		183,209,973
Utilities — 1.31%
259,000	Beijing Enterprises Holdings Ltd(b)	900,699
2,449,000	China Longyuan Power Group Corp Ltd Class H	1,859,733
446,000	China Resources Power Holdings Co Ltd	893,719
427,798	China Yangtze Power Co Ltd Class A	1,407,985
568,300	Cia De Sanena Do Parana	3,414,994
16,663,638	Enel Chile SA	1,079,347
88,000	Energisa S/A	975,181
365,491	ENN Natural Gas Co Ltd Class A	866,727
		11,398,385
TOTAL COMMON STOCK — 97.55% (Cost $802,682,261)		$846,398,781
EXCHANGE TRADED FUNDS
454,450	iShares ESG Aware MSCI EM ETF	14,569,667

TOTAL EXCHANGE TRADED FUNDS — 1.68% (Cost $14,030,351)		$ 14,569,667
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.73%
$ 1,589,876	Undivided interest of 1.32% in a repurchase agreement (principal amount/value $120,466,826 with a maturity value of $120,538,303) with RBC Capital Markets Corp, 5.34%, dated 12/31/23 to be repurchased at $1,589,876 on 1/2/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 1/15/24 - 12/1/53, with a value of $122,876,165.(d)	1,589,876

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2023
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,589,876	Undivided interest of 1.34% in a repurchase agreement (principal amount/value $118,664,201 with a maturity value of $118,734,608) with Citigroup Global Markets Inc, 5.34%, dated 12/31/23 to be repurchased at $1,589,876 on 1/2/24 collateralized by Government National Mortgage Association securities, 2.00% - 7.50%, 7/20/37 - 12/20/53, with a value of $121,037,485.(d)	$ 1,589,876
1,589,875	Undivided interest of 1.70% in a repurchase agreement (principal amount/value $93,637,100 with a maturity value of $93,692,762) with Bank of America Securities Inc, 5.35%, dated 12/31/23 to be repurchased at $1,589,875 on 1/2/24 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 11/1/28 - 12/20/63, with a value of $95,509,842.(d)	1,589,875
2	Undivided interest of 19.99% in a repurchase agreement (principal amount/value $10 with a maturity value of $10) with Mizuho Securities (USA) LLC, 5.33%, dated 12/31/23 to be repurchased at $2 on 1/2/24 collateralized by U.S. Treasury securities, 0.38% - 4.75%, 12/31/23 - 2/15/33, with a value of $10.(d)	2
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,589,876	Undivided interest of 7.75% in a repurchase agreement (principal amount/value $20,566,451 with a maturity value of $20,578,654) with HSBC Securities (USA) Inc, 5.34%, dated 12/31/23 to be repurchased at $1,589,876 on 1/2/24 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 12/1/29 - 12/1/53, with a value of $20,977,780.(d)	$ 1,589,876
TOTAL SHORT TERM INVESTMENTS — 0.73% (Cost $6,359,505)		$ 6,359,505
TOTAL INVESTMENTS — 99.96% (Cost $823,072,117)		$867,327,953
OTHER ASSETS & LIABILITIES, NET — 0.04%		$ 377,409
TOTAL NET ASSETS — 100.00%		$867,705,362

(a)	All or a portion of the security is on loan at December 31, 2023.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of December 31, 2023
Summary of Investments by Country as of December 31, 2023.
Country	Fair Value	Percentage of Fund Investments
China	$221,431,733	25.53%
India	143,779,973	16.58
Taiwan	138,745,574	16.00
South Korea	113,007,797	13.03
Brazil	39,702,995	4.58
Saudi Arabia	27,154,829	3.13
Mexico	26,978,446	3.11
Indonesia	25,352,370	2.92
United States	23,160,106	2.67
South Africa	15,201,932	1.75
Thailand	14,888,611	1.72
Greece	10,514,031	1.21
Philippines	9,720,220	1.12
Poland	9,206,068	1.06
United Arab Emirates	8,491,202	0.98
Ireland	7,623,921	0.88
Turkey	5,185,656	0.60
Malaysia	5,126,898	0.59
Uruguay	4,095,433	0.47
Hong Kong	3,889,457	0.45
Slovenia	2,446,978	0.28
Hungary	2,206,589	0.25
Chile	1,974,517	0.23
Peru	1,613,547	0.18
Colombia	1,100,735	0.13
Qatar	1,010,090	0.12
Luxembourg	861,491	0.10
Netherlands	856,185	0.10
Singapore	797,735	0.09
Egypt	699,682	0.08
Kuwait	503,152	0.06
Total	$867,327,953	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.41%
43,109	Air Liquide SA	$ 8,393,108
45,000	DSM-Firmenich AG	4,576,195
12,660	Linde PLC	5,199,589
187,700	Shin-Etsu Chemical Co Ltd	7,850,208
		26,019,100
Communications — 5.11%
14,359	Delivery Hero SE(a)(b)	395,201
3,998	MercadoLibre Inc(b)	6,283,017
32,000	Nice Ltd Sponsored ADR(b)	6,384,320
60,000	Shopify Inc Class A(b)	4,674,000
88,500	Tencent Holdings Ltd	3,341,306
24,545	Wolters Kluwer NV	3,491,998
		24,569,842
Consumer, Cyclical — 14.85%
42,642	Cie Financiere Richemont SA	5,889,889
90,000	CTS Eventim AG & Co KGaA	6,224,862
19,664	Evolution AB(a)	2,342,188
17,961	Ferguson PLC	3,438,885
3,665	Ferrari NV	1,237,326
117,835	Industria de Diseno Textil SA	5,141,608
78,481	InterContinental Hotels Group PLC	7,075,090
11,424	LVMH Moet Hennessy Louis Vuitton SE	9,282,405
8,170	Next PLC	844,364
90,000	Puma SE	5,006,648
500,000	RS Group PLC	5,217,850
12,362	Ryanair Holdings PLC Sponsored ADR(b)	1,648,596
22,200	Shimano Inc(c)	3,419,781
84,600	Sony Group Corp	8,005,945
113,594	Volvo AB Class B	2,955,716
58,196	Yum China Holdings Inc	2,469,256
48,137	Zalando SE(a)(b)	1,139,617
		71,340,026
Consumer, Non-Cyclical — 28.67%
521	Adyen NV(a)(b)	672,579
90,000	Alcon Inc	7,041,242
102,000	Amadeus IT Group SA	7,325,784
7,847	Argenx SE(b)	2,984,747
250,000	Asahi Intecc Co Ltd	5,069,720
62,098	AstraZeneca PLC	8,374,803
10,218	Beiersdorf AG	1,530,191
23,000	Cochlear Ltd	4,679,252
32,000	CSL Ltd	6,238,368
250,000	Daiichi Sankyo Co Ltd	6,844,182
39,165	Diageo PLC	1,421,250
350,000	Evotec SE(b)(c)	8,208,514
150,000	Experian PLC	6,117,383
28,212	Genmab A/S(b)	8,995,482
5,737	L'Oreal SA	2,859,893
121,700	Nestle SA	14,107,450
125,222	Novo Nordisk A/S Class B	12,976,904
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
202,159	Oxford Nanopore Technologies PLC(b)	$ 535,978
156,700	Recruit Holdings Co Ltd	6,551,805
195,308	RELX PLC	7,746,114
28,171	Sanofi SA	2,799,424
13,181	Straumann Holding AG	2,130,088
15,000,000	Sumber Alfaria Trijaya Tbk PT(b)	2,854,465
15,000	Tecan Group AG	6,136,610
109,000	Terumo Corp	3,564,410
		137,766,638
Financial — 10.41%
205,429	3i Group PLC	6,320,387
150,307	Allfunds Group PLC	1,068,771
181,000	DBS Group Holdings Ltd	4,577,279
14,547	Deutsche Boerse AG	2,995,728
146,604	Goodman Group REIT	2,524,059
46,355	HDFC Bank Ltd ADR	3,110,884
300,000	Intermediate Capital Group PLC	6,407,123
40,253	KBC Group NV	2,612,387
46,817	London Stock Exchange Group PLC	5,533,110
56,000	Macquarie Group Ltd	7,010,176
257,387	QBE Insurance Group Ltd	2,607,996
100,100	Rakuten Bank Ltd(b)	1,497,099
150,500	Tokio Marine Holdings Inc	3,747,600
		50,012,599
Industrial — 17.62%
38,325	Airbus SE	5,920,755
428,416	Atlas Copco AB Class A	7,382,085
29,600	Daikin Industries Ltd	4,801,712
55,793	Deutsche Post AG	2,761,528
50,000	DSV A/S	8,785,339
49,000	Hoya Corp	6,102,423
1,800	Interroll Holding AG	5,720,068
16,100	Keyence Corp	7,073,640
39,000	MTU Aero Engines AG	8,402,366
44,383	Safran SA	7,825,169
6,154	Schneider Electric SE	1,238,835
250,000	SIG Group AG	5,757,755
22,500	Sika AG	7,336,714
44,146	Vinci SA	5,555,554
		84,663,943
Technology — 16.42%
40,700	Advantest Corp	1,371,409
28,121	ASML Holding NV	21,228,144
25,000	CyberArk Software Ltd(b)	5,476,250
52,516	Dassault Systemes SE	2,570,512
30,000	Disco Corp	7,409,005
133,726	Infineon Technologies AG	5,584,736
395,000	Keywords Studios PLC	8,362,905
75,000	Kinaxis Inc(b)	8,417,230
29,000	Monday.com Ltd(b)	5,446,490
68,200	Otsuka Corp(c)	2,806,769

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Technology — (continued)
94,941	Sage Group PLC	$ 1,416,750
25,026	Samsung Electronics Co Ltd	1,519,000
17,210	SAP SE	2,648,985
44,579	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	4,636,216
		78,894,401
Utilities — 0.59%
120,787	SSE PLC	2,850,526
TOTAL COMMON STOCK — 99.08% (Cost $409,735,294)		$476,117,075
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.87%
$3,448,550	Undivided interest of 2.87% in a repurchase agreement (principal amount/value $120,466,826 with a maturity value of $120,538,303) with RBC Capital Markets Corp, 5.34%, dated 12/31/23 to be repurchased at $3,448,550 on 1/2/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 1/15/24 - 12/1/53, with a value of $122,876,165.(d)	3,448,550
3,448,550	Undivided interest of 2.91% in a repurchase agreement (principal amount/value $118,664,201 with a maturity value of $118,734,608) with Citigroup Global Markets Inc, 5.34%, dated 12/31/23 to be repurchased at $3,448,550 on 1/2/24 collateralized by Government National Mortgage Association securities, 2.00% - 7.50%, 7/20/37 - 12/20/53, with a value of $121,037,485.(d)	3,448,550
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,448,550	Undivided interest of 3.69% in a repurchase agreement (principal amount/value $93,637,100 with a maturity value of $93,692,762) with Bank of America Securities Inc, 5.35%, dated 12/31/23 to be repurchased at $3,448,550 on 1/2/24 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 11/1/28 - 12/20/63, with a value of $95,509,842.(d)	$ 3,448,550
3,448,550	Undivided interest of 4.12% in a repurchase agreement (principal amount/value $83,874,265 with a maturity value of $83,924,030) with Bank of Montreal, 5.34%, dated 12/31/23 to be repurchased at $3,448,550 on 1/2/24 collateralized by various U.S. Government Agency securities, 4.50% - 6.50%, 12/1/38 - 12/1/53, with a value of $85,551,750.(d)	3,448,550
TOTAL SHORT TERM INVESTMENTS — 2.87% (Cost $13,794,200)		$ 13,794,200
TOTAL INVESTMENTS — 101.95% (Cost $423,529,494)		$489,911,275
OTHER ASSETS & LIABILITIES, NET — (1.95)%		$ (9,354,434)
TOTAL NET ASSETS — 100.00%		$480,556,841

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at December 31, 2023.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of December 31, 2023
Summary of Investments by Country as of December 31, 2023.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 76,115,708	15.54%
Switzerland	58,696,012	11.98
United Kingdom	58,251,001	11.89
France	46,445,655	9.48
Germany	44,898,376	9.16
Denmark	30,757,725	6.28
Netherlands	28,377,467	5.79
Australia	23,059,851	4.71
United States	18,993,789	3.88
Israel	17,307,060	3.53
Ireland	16,128,884	3.29
Canada	13,091,229	2.67
Sweden	12,679,989	2.59
Spain	12,467,392	2.55
Uruguay	6,283,017	1.28
China	5,810,563	1.19
Taiwan	4,636,216	0.95
Singapore	4,577,279	0.93
India	3,110,884	0.64
Indonesia	2,854,465	0.58
Belgium	2,612,388	0.53
South Korea	1,518,999	0.31
Italy	1,237,326	0.25
Total	$489,911,275	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.47%
56,152	Air Liquide SA	$ 10,932,515
18,545	Akzo Nobel NV	1,535,649
136,235	Anglo American PLC	3,409,163
41,392	Antofagasta PLC	884,778
55,512	ArcelorMittal SA	1,575,429
6,437	Arkema SA	733,288
135,700	Asahi Kasei Corp	1,001,512
95,832	BASF SE	5,160,262
543,124	BHP Group Ltd	18,555,611
49,087	BlueScope Steel Ltd	782,568
30,044	Boliden AB	940,363
15,736	Brenntag SE	1,446,253
11,099	Chr Hansen Holding A/S	930,842
22,949	Clariant AG	339,065
21,063	Covestro AG(a)(b)	1,227,378
15,588	Croda International PLC	1,002,284
19,957	DSM-Firmenich AG	2,029,492
755	EMS-Chemie Holding AG	612,175
20,255	Endeavour Mining PLC	452,972
23,014	Evonik Industries AG	470,151
181,559	Fortescue Ltd	3,579,859
990	Givaudan SA	4,105,245
1,129,203	Glencore PLC	6,786,964
9,885	Holmen AB Class B	417,511
84,701	ICL Group Ltd	425,847
75,176	IGO Ltd	463,319
62,700	JFE Holdings Inc	970,045
18,727	Mineral Resources Ltd	892,034
134,800	Mitsubishi Chemical Group Corp	824,048
18,000	Mitsui Chemicals Inc	532,296
51,363	Mondi PLC	1,004,574
109,400	Nippon Paint Holdings Co Ltd	882,457
18,800	Nippon Sanso Holdings Corp	502,009
91,674	Nippon Steel Corp	2,094,181
13,200	Nissan Chemical Corp	513,990
15,400	Nitto Denko Corp	1,149,228
139,264	Norsk Hydro ASA	936,078
120,731	Northern Star Resources Ltd	1,120,154
22,797	Novozymes A/S Class B	1,253,228
10,581	OCI NV	306,651
96,900	Oji Holdings Corp	372,475
283,234	Pilbara Minerals Ltd(c)	760,234
39,799	Rio Tinto Ltd	3,685,298
120,707	Rio Tinto PLC	8,976,774
195,300	Shin-Etsu Chemical Co Ltd	8,168,065
29,166	Smurfit Kappa Group PLC	1,156,153
495,632	South32 Ltd	1,120,941
152,900	Sumitomo Chemical Co Ltd	371,659
25,900	Sumitomo Metal Mining Co Ltd	769,175
7,845	Syensqo SA(b)	816,336
14,393	Symrise AG	1,581,724
148,300	Toray Industries Inc	768,197
27,500	Tosoh Corp	350,571
21,983	Umicore SA	604,685
57,817	UPM-Kymmene OYJ	2,180,894
Shares		Fair Value
Basic Materials — (continued)
12,021	voestalpine AG	$ 378,491
2,040	Wacker Chemie AG	257,202
17,379	Yara International ASA	617,417
		115,717,759
Communications — 4.25%
39,586	Adevinta ASA(b)	437,339
96,422	Auto Trader Group PLC(a)	885,548
77,442	Bollore SE(b)	484,617
703,845	BT Group PLC	1,108,518
37,873	CAR Group Ltd	802,577
18,996	Delivery Hero SE(a)(b)	522,825
21,800	Dentsu Group Inc(c)	558,154
347,493	Deutsche Telekom AG	8,354,862
14,975	Elisa OYJ	692,179
199,363	Grab Holdings Ltd Class A(b)	671,853
2,200	Hikari Tsushin Inc	363,592
388,900	HKT Trust & HKT Ltd	464,319
151,095	Informa PLC	1,502,466
160,500	KDDI Corp	5,090,820
352,938	Koninklijke KPN NV	1,215,914
285,100	LY Corp	1,008,195
46,400	M3 Inc(b)	765,707
25,900	MonotaRO Co Ltd(c)	281,825
6,890	Nice Ltd(b)	1,370,275
3,203,600	Nippon Telegraph & Telephone Corp	3,911,866
573,652	Nokia OYJ	1,953,816
199,631	Orange SA	2,275,320
68,678	Pearson PLC	843,391
158,011	Prosus NV	4,707,152
24,864	Publicis Groupe SA	2,310,156
160,400	Rakuten Group Inc(b)(c)	715,114
8,167	Scout24 SE(a)	577,498
39,300	Sea Ltd ADR(b)	1,591,650
38,485	SEEK Ltd	700,158
892,400	Singapore Telecommunications Ltd	1,670,578
308,000	SoftBank Corp	3,838,213
110,300	SoftBank Group Corp	4,868,473
193,660	Spark New Zealand Ltd	634,148
2,797	Swisscom AG	1,683,429
56,245	Tele2 AB Class B	483,464
1,098,559	Telecom Italia SpA(b)(c)	356,792
314,835	Telefonaktiebolaget LM Ericsson Class B	1,981,314
530,061	Telefonica SA	2,072,470
66,729	Telenor ASA	765,815
256,309	Telia Co AB	653,955
456,670	Telstra Group Ltd	1,234,050
14,200	Trend Micro Inc(b)(c)	757,854
71,282	Vivendi SE	763,071
2,466,057	Vodafone Group PLC	2,153,390
5,891	Wix.com Ltd(b)	724,711
26,857	Wolters Kluwer NV	3,820,924
117,163	WPP PLC	1,118,829
15,400	ZOZO Inc	347,565
		76,096,751

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Consumer, Cyclical — 13.33%
19,465	Accor SA	$ 745,042
17,407	adidas AG	3,537,214
15,800	Aisin Corp	550,808
16,200	ANA Holdings Inc(b)	350,982
63,266	Aristocrat Leisure Ltd	1,757,752
38,023	Associated British Foods PLC	1,145,491
10,126	Avolta AG(b)	398,671
64,800	Bandai Namco Holdings Inc	1,295,886
102,592	Barratt Developments PLC	734,657
34,187	Bayerische Motoren Werke AG	3,804,036
11,313	Berkeley Group Holdings PLC	675,398
60,900	Bridgestone Corp(c)	2,515,254
36,574	Bunzl PLC	1,485,736
41,468	Burberry Group PLC	747,691
55,961	Cie Financiere Richemont SA	7,729,564
72,734	Cie Generale des Etablissements Michelin SCA	2,613,076
54,700	City Developments Ltd	275,414
185,860	Compass Group PLC	5,083,373
12,079	Continental AG	1,025,885
57,498	Daimler Truck Holding AG	2,159,854
63,800	Daiwa House Industry Co Ltd	1,928,699
185,900	Denso Corp	2,790,795
65,140	Deutsche Lufthansa AG(b)	579,110
2,258	D'ieteren Group	441,692
67,043	Entain PLC	845,313
19,664	Evolution AB(a)	2,342,188
18,800	Fast Retailing Co Ltd	4,648,844
13,514	Ferrari NV	4,562,409
18,932	Flutter Entertainment PLC(b)	3,341,331
236,000	Galaxy Entertainment Group Ltd	1,321,805
623,020	Genting Singapore Ltd	471,911
70,519	H & M Hennes & Mauritz AB Class B(c)	1,236,906
3,396	Hermes International SCA	7,218,235
495,300	Honda Motor Co Ltd	5,109,128
11,800	Hoshizaki Corp	431,058
16,156	Iida Group Holdings Co Ltd	241,313
6,276	IMCD NV	1,093,048
116,949	Industria de Diseno Textil SA	5,102,948
18,231	InterContinental Hotels Group PLC	1,643,531
62,000	Isuzu Motors Ltd	794,820
127,500	ITOCHU Corp(c)	5,194,331
15,800	Japan Airlines Co Ltd	310,392
10,200	Jardine Cycle & Carriage Ltd	229,882
283,518	JD Sports Fashion PLC	598,138
7,982	Kering SA	3,535,209
199,946	Kingfisher PLC	619,254
21,600	Koito Manufacturing Co Ltd	335,637
10,754	La Francaise des Jeux SAEM(a)	390,636
240,232	Lottery Corp Ltd	792,668
Shares		Fair Value
Consumer, Cyclical — (continued)
29,625	LVMH Moet Hennessy Louis Vuitton SE	$ 24,071,362
156,400	Marubeni Corp	2,462,447
36,900	MatsukiyoCocokara & Co	652,168
61,000	Mazda Motor Corp	652,034
9,700	McDonald's Holdings Co Japan Ltd(c)	420,176
86,024	Mercedes-Benz Group AG	5,935,459
369,900	Mitsubishi Corp	5,892,236
140,800	Mitsui & Co Ltd	5,274,925
22,568	Moncler SpA	1,389,494
13,287	Next PLC	1,373,202
111,400	Nintendo Co Ltd	5,796,576
248,800	Nissan Motor Co Ltd	972,789
8,700	Nitori Holdings Co Ltd	1,168,206
8,200	Open House Group Co Ltd	242,549
116,900	Oriental Land Co Ltd	4,344,974
40,000	Pan Pacific International Holdings Corp	952,179
236,800	Panasonic Holdings Corp	2,331,907
9,286	Pandora A/S	1,283,837
34,432	Persimmon PLC	608,406
11,350	Puma SE	631,394
94,481	Qantas Airways Ltd(b)	346,085
570	Rational AG	439,843
24,998	Reece Ltd	381,295
20,344	Renault SA	832,066
254,800	Sands China Ltd(b)	745,791
2,611	SEB SA	326,964
41,400	Sekisui Chemical Co Ltd	595,455
63,600	Sekisui House Ltd	1,409,772
29,200	Sharp Corp(b)(c)	207,831
8,200	Shimano Inc(c)	1,263,162
159,600	Singapore Airlines Ltd(c)	792,467
9,807	Sodexo SA	1,079,635
135,200	Sony Group Corp	12,794,371
237,194	Stellantis NV	5,563,474
65,300	Subaru Corp	1,191,034
112,100	Sumitomo Corp	2,439,482
77,300	Sumitomo Electric Industries Ltd	980,828
39,500	Suzuki Motor Corp	1,683,354
9,038	Swatch Group AG	1,169,521
383,364	Taylor Wimpey PLC	717,381
12,300	Toho Co Ltd	415,251
15,800	Toyota Industries Corp	1,284,387
1,137,675	Toyota Motor Corp	20,846,439
23,000	Toyota Tsusho Corp	1,349,691
87,842	Universal Music Group NV	2,507,632
21,400	USS Co Ltd	429,631
3,322	Volkswagen AG	434,699
20,793	Volvo AB Class A	551,679
161,786	Volvo AB Class B	4,209,673
61,940	Volvo Car AB Class B(b)	200,883
121,635	Wesfarmers Ltd	4,730,252
21,765	Whitbread PLC	1,013,042
14,700	Yamaha Corp	338,609
95,100	Yamaha Motor Co Ltd(c)	846,234
24,355	Zalando SE(a)(b)	576,591

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Consumer, Cyclical — (continued)
10,100	Zensho Holdings Co Ltd	$ 528,477
		238,462,316
Consumer, Non-Cyclical — 23.80%
17,155	Adecco Group AG	842,542
2,309	Adyen NV(a)(b)	2,980,777
70,500	Aeon Co Ltd	1,573,171
48,000	Ajinomoto Co Inc	1,847,704
53,571	Alcon Inc	4,191,182
48,417	Amadeus IT Group SA	3,477,377
13,070	Amplifon SpA(c)	452,883
93,124	Anheuser-Busch InBev SA(c)	6,010,965
6,354	Argenx SE(b)	2,416,857
51,500	Asahi Group Holdings Ltd(c)	1,917,674
23,500	Asahi Intecc Co Ltd	476,554
46,981	Ashtead Group PLC	3,264,317
194,900	Astellas Pharma Inc	2,317,999
166,343	AstraZeneca PLC	22,433,732
3,549	Bachem Holding AG(c)	274,839
375	Barry Callebaut AG	633,067
105,327	Bayer AG	3,908,037
10,907	Beiersdorf AG	1,633,372
4,567	BioMerieux	508,121
150,159	Brambles Ltd	1,391,806
227,777	British American Tobacco PLC	6,663,110
175,200	Budweiser Brewing Co APAC Ltd(a)	328,448
31,258	Bureau Veritas SA	790,818
4,412	Carl Zeiss Meditec AG	480,264
10,670	Carlsberg AS Class B	1,338,916
65,363	Carrefour SA	1,197,098
113	Chocoladefabriken Lindt & Spruengli AG	2,668,190
72,100	Chugai Pharmaceutical Co Ltd	2,723,820
290,424	CK Hutchison Holdings Ltd	1,560,333
22,048	Coca-Cola Europacific Partners PLC	1,466,106
23,195	Coca-Cola HBC AG	680,778
7,179	Cochlear Ltd	1,460,537
145,306	Coles Group Ltd	1,596,194
14,706	Coloplast A/S Class B	1,680,398
51,717	CSL Ltd	10,082,177
23,600	Dai Nippon Printing Co Ltd	696,932
198,400	Daiichi Sankyo Co Ltd	5,431,543
69,032	Danone SA	4,478,688
55,857	Davide Campari-Milano NV	630,776
10,738	Demant A/S(b)	470,970
240,908	Diageo PLC	8,742,258
2,487	DiaSorin SpA	256,319
16,079	EBOS Group Ltd(c)	360,608
26,932	Edenred SE	1,611,735
27,300	Eisai Co Ltd	1,359,299
154,161	Endeavour Group Ltd	547,472
31,610	EssilorLuxottica SA	6,347,236
64,509	Essity AB Class B	1,598,674
14,832	Eurofins Scientific SE	967,525
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
98,639	Experian PLC	$ 4,022,750
62,538	Fisher & Paykel Healthcare Corp Ltd	932,658
21,559	Fresenius Medical Care AG	901,343
45,037	Fresenius SE & Co KGaA	1,395,944
40,100	FUJIFILM Holdings Corp	2,403,184
7,081	Genmab A/S(b)	2,257,798
23,751	Getinge AB Class B	528,875
30,587	Grifols SA(b)	523,262
439,034	GSK PLC	8,107,481
598,716	Haleon PLC	2,450,922
14,108	Heineken Holding NV	1,194,580
30,877	Heineken NV	3,137,080
16,418	HelloFresh SE(b)	258,854
11,074	Henkel AG & Co KGaA	794,543
18,185	Hikma Pharmaceuticals PLC	414,267
26,011	IDP Education Ltd	354,820
92,564	Imperial Brands PLC	2,130,952
17,681	Intertek Group PLC	956,963
4,107	Ipsen SA	489,920
180,360	J Sainsbury PLC	695,134
128,800	Japan Tobacco Inc(c)	3,326,288
12,842	JDE Peet's NV	345,349
30,536	Jeronimo Martins SGPS SA	777,156
50,100	Kao Corp(c)	2,059,392
17,226	Kerry Group PLC Class A	1,495,202
29,371	Kesko OYJ Class B	582,241
14,300	Kikkoman Corp	873,828
85,000	Kirin Holdings Co Ltd(c)	1,244,411
16,500	Kobe Bussan Co Ltd	487,422
104,131	Koninklijke Ahold Delhaize NV	2,995,994
85,207	Koninklijke Philips NV(b)	1,994,029
3,700	Kose Corp	276,558
28,400	Kyowa Kirin Co Ltd(c)	476,522
25,355	Lifco AB Class B(b)	622,488
7,984	Lonza Group AG	3,365,946
25,858	L'Oreal SA	12,890,206
43	Lotus Bakeries NV	390,676
295,267	Medibank Pvt Ltd	716,840
24,700	MEIJI Holdings Co Ltd	586,715
13,857	Merck KGaA	2,206,231
51,894	Mowi ASA	929,305
286,474	Nestle SA	33,208,032
63,457	Nexi SpA(a)(b)	519,903
19,800	Nissin Foods Holdings Co Ltd	691,413
7,190	NMC Health PLC(b)(d)	458
220,070	Novartis AG	22,229,378
351,103	Novo Nordisk A/S Class B	36,385,220
65,093	Ocado Group PLC(b)	628,628
128,600	Olympus Corp	1,856,248
40,700	Ono Pharmaceutical Co Ltd	724,033
11,913	Orion OYJ Class B	516,205
81,566	Orkla ASA	633,420
44,700	Otsuka Holdings Co Ltd	1,671,646
21,925	Pernod Ricard SA	3,874,618
23,935	QIAGEN NV(b)	1,040,603
19,680	Ramsay Health Care Ltd	705,965

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
11,874	Randstad NV	$ 745,212
76,925	Reckitt Benckiser Group PLC	5,306,123
11,307	Recordati Industria Chimica e Farmaceutica SpA	609,704
154,500	Recruit Holdings Co Ltd	6,459,821
203,025	RELX PLC	8,052,178
2,408	Remy Cointreau SA	307,152
268,754	Rentokil Initial PLC	1,514,423
78,911	Roche Holding AG	23,009,052
7,978	Salmar ASA	446,807
44,511	Sandoz Group AG(b)	1,432,100
121,807	Sanofi SA	12,104,273
2,947	Sartorius Stedim Biotech	781,491
22,700	Secom Co Ltd	1,633,044
53,632	Securitas AB Class B(c)	525,808
80,700	Seven & i Holdings Co Ltd	3,191,650
16,297	SGS SA	1,406,933
28,400	Shionogi & Co Ltd	1,366,835
43,100	Shiseido Co Ltd	1,299,137
30,502	Siemens Healthineers AG(a)	1,770,901
94,966	Smith & Nephew PLC	1,303,948
46,947	Sonic Healthcare Ltd	1,025,826
5,615	Sonova Holding AG	1,836,374
12,039	Straumann Holding AG	1,945,537
14,900	Suntory Beverage & Food Ltd	489,910
20,089	Swedish Orphan Biovitrum AB(b)	531,800
17,600	Sysmex Corp	978,393
169,552	Takeda Pharmaceutical Co Ltd	4,862,421
71,500	Terumo Corp	2,338,122
768,543	Tesco PLC	2,846,258
122,047	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	1,274,171
26,400	TOPPAN Holdings Inc	735,230
330,275	Transurban Group	3,086,214
75,768	Treasury Wine Estates Ltd	557,463
13,867	UCB SA	1,208,807
43,700	Unicharm Corp	1,580,513
269,640	Unilever PLC	13,051,816
914,645	WH Group Ltd(a)	590,677
207,700	Wilmar International Ltd	561,076
64,538	Wise PLC Class A(b)	717,594
130,661	Woolworths Group Ltd	3,314,861
25,215	Worldline SA(a)(b)	438,488
27,400	Yakult Honsha Co Ltd	615,065
		425,903,305
Diversified — 0.06%
16,979	Jardine Matheson Holdings Ltd	721,607
46,000	Swire Pacific Ltd Class A	389,604
		1,111,211
Energy — 4.47%
33,392	Aker BP ASA	969,958
Shares		Fair Value
Energy — (continued)
25,550	Ampol Ltd	$ 629,683
133,582	APA Group	777,386
1,835,314	BP PLC	10,878,694
7,111	Corp ACCIONA Energias Renovables SA	220,697
10,367	DCC PLC	762,549
307,450	ENEOS Holdings Inc	1,219,419
253,357	Eni SpA	4,297,280
96,590	Equinor ASA	3,061,128
52,573	Galp Energia SGPS SA	773,541
103,780	Idemitsu Kosan Co Ltd	563,573
104,700	Inpex Corp(c)	1,401,069
45,564	Neste OYJ	1,619,789
15,750	OMV AG	690,994
136,951	Repsol SA	2,031,507
349,190	Santos Ltd	1,815,614
4,784,391	Seatrium Ltd(b)(c)	427,207
711,701	Shell PLC	23,292,328
245,814	TotalEnergies SE	16,715,077
108,645	Vestas Wind Systems A/S(b)	3,437,715
203,571	Woodside Energy Group Ltd	4,298,729
		79,883,937
Financial — 20.42%
104,354	3i Group PLC	3,210,636
50,953	ABN AMRO Bank NV(a)	766,255
206,574	abrdn PLC	469,527
27,803	Admiral Group PLC	950,188
178,637	Aegon Ltd	1,038,603
21,514	AerCap Holdings NV(b)	1,598,920
17,613	Ageas SA	765,645
1,238,400	AIA Group Ltd	10,777,650
173,001	AIB Group PLC	740,920
43,240	Allianz SE	11,555,490
6,942	Amundi SA(a)	473,510
322,208	ANZ Group Holdings Ltd	5,692,776
16,987	ASR Nederland NV(b)	802,463
108,941	Assicurazioni Generali SpA	2,301,649
21,399	ASX Ltd	919,365
295,356	Aviva PLC	1,633,955
196,755	AXA SA	6,425,308
4,568	Azrieli Group Ltd	295,461
4,900	Baloise Holding AG	768,263
639,566	Banco Bilbao Vizcaya Argentaria SA	5,829,167
134,022	Banco BPM SpA	710,174
1,735,121	Banco Santander SA	7,257,445
137,859	Bank Hapoalim BM	1,238,467
166,285	Bank Leumi Le-Israel BM	1,338,233
115,242	Bank of Ireland Group PLC	1,046,217
3,538	Banque Cantonale Vaudoise	456,292
1,610,311	Barclays PLC	3,152,684
112,484	BNP Paribas SA	7,811,515
407,500	BOC Hong Kong Holdings Ltd	1,106,985
442,296	CaixaBank SA	1,821,520
391,740	CapitaLand Ascendas REIT	898,093

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Financial — (continued)
583,804	CapitaLand Integrated Commercial Trust REIT(b)	$ 910,030
281,257	Capitaland Investment Ltd	672,451
56,500	Chiba Bank Ltd(b)	407,061
217,924	CK Asset Holdings Ltd	1,093,781
115,340	Commerzbank AG	1,370,905
179,708	Commonwealth Bank of Australia	13,696,802
60,759	Computershare Ltd	1,011,963
114,000	Concordia Financial Group Ltd	519,632
5,758	Covivio SA REIT	309,833
114,490	Credit Agricole SA	1,627,661
101,100	Dai-ichi Life Holdings Inc	2,144,627
6,600	Daito Trust Construction Co Ltd	763,927
226	Daiwa House Investment Corp REIT	403,003
141,300	Daiwa Securities Group Inc	948,431
74,382	Danske Bank A/S	1,988,327
194,276	DBS Group Holdings Ltd	4,913,013
207,800	Deutsche Bank AG	2,836,692
20,371	Deutsche Boerse AG	4,195,089
107,834	Dexus REIT	563,556
100,369	DNB Bank ASA	2,133,970
38,070	EQT AB	1,077,900
37,267	Erste Group Bank AG	1,509,494
235,000	ESR Group Ltd(a)(c)	324,994
4,407	Eurazeo SE	350,418
9,245	Euronext NV(a)	803,450
10,032	EXOR NV	1,004,178
66,859	Fastighets AB Balder Class B(b)(c)	474,156
66,665	FinecoBank Banca Fineco SpA(c)	1,002,917
5,800	Futu Holdings Ltd ADR(b)	316,854
4,929	Gecina SA REIT	600,051
20,580	Gjensidige Forsikring ASA	379,779
502	GLP J-REIT	499,710
181,774	Goodman Group REIT	3,129,576
195,052	GPT Group REIT	615,577
10,124	Groupe Bruxelles Lambert NV	797,293
186,000	Hang Lung Properties Ltd	258,598
83,700	Hang Seng Bank Ltd	977,235
6,510	Hannover Rueck SE	1,556,563
40,385	Hargreaves Lansdown PLC	377,333
3,984	Helvetia Holding AG	549,341
157,830	Henderson Land Development Co Ltd	486,028
129,212	Hong Kong Exchanges & Clearing Ltd	4,432,005
116,300	Hongkong Land Holdings Ltd	404,498
2,096,775	HSBC Holdings PLC	16,960,149
39,700	Hulic Co Ltd(b)(c)	414,711
13,516	Industrivarden AB Class A	441,889
16,841	Industrivarden AB Class C(b)(c)	549,520
388,052	ING Groep NV	5,818,652
Shares		Fair Value
Financial — (continued)
264,896	Insurance Australia Group Ltd(b)	$ 1,023,921
1,666,102	Intesa Sanpaolo SpA	4,875,662
185,566	Investor AB Class B	4,303,223
129,186	Israel Discount Bank Ltd Class A	646,825
53,900	Japan Exchange Group Inc	1,137,586
754	Japan Metropolitan Fund Invest REIT	544,238
156,100	Japan Post Bank Co Ltd	1,588,619
223,600	Japan Post Holdings Co Ltd	1,996,181
20,600	Japan Post Insurance Co Ltd	365,663
140	Japan Real Estate Investment Corp REIT	579,174
22,285	Julius Baer Group Ltd	1,250,146
26,860	KBC Group NV	1,743,193
440	KDX Realty Investment Corp REIT(b)	501,175
23,426	Klepierre SA REIT	639,544
8,633	L E Lundbergforetagen AB Class B	470,126
76,773	Land Securities Group PLC REIT	688,797
7,779	LEG Immobilien SE(b)	680,735
641,481	Legal & General Group PLC	2,049,156
273,344	Link REIT	1,534,842
6,904,614	Lloyds Banking Group PLC	4,187,460
44,568	London Stock Exchange Group PLC	5,267,310
244,408	M&G PLC	691,391
39,364	Macquarie Group Ltd	4,927,653
372,638	Mapletree Logistics Trust REIT	490,651
243,500	Mapletree Pan Asia Commercial Trust REIT	289,289
58,486	Mediobanca Banca di Credito Finanziario SpA	724,744
422,742	Mirvac Group REIT	601,404
121,300	Mitsubishi Estate Co Ltd	1,662,789
86,500	Mitsubishi HC Capital Inc	579,533
1,224,300	Mitsubishi UFJ Financial Group Inc	10,507,110
96,600	Mitsui Fudosan Co Ltd	2,361,841
16,408	Mizrahi Tefahot Bank Ltd(b)	635,186
258,710	Mizuho Financial Group Inc	4,413,028
46,200	MS&AD Insurance Group Holdings Inc	1,816,530
14,631	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,069,128
336,598	National Australia Bank Ltd	7,035,194
627,363	NatWest Group PLC	1,746,661
156,108	New World Development Co Ltd	242,049
163	Nippon Building Fund Inc REIT(c)	705,608
246	Nippon Prologis Inc REIT	473,005
29,368	NN Group NV	1,160,646
325,200	Nomura Holdings Inc	1,464,562

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Financial — (continued)
11,400	Nomura Real Estate Holdings Inc	$ 299,141
511	Nomura Real Estate Master Fund Inc REIT	597,633
345,375	Nordea Bank Abp	4,287,623
125,700	ORIX Corp	2,360,795
362,985	Oversea-Chinese Banking Corp Ltd	3,571,559
2,442	Partners Group Holding AG	3,531,013
81,981	Phoenix Group Holdings PLC	558,011
295,177	Prudential PLC	3,329,637
160,545	QBE Insurance Group Ltd	1,626,736
5,683	REA Group Ltd(c)	700,767
227,100	Resona Holdings Inc	1,151,246
21,778	Sagax AB Class B	599,430
49,304	Sampo OYJ Class A	2,160,118
26,240	SBI Holdings Inc	588,913
584,177	Scentre Group REIT	1,189,623
88,748	Schroders PLC	485,140
128,027	Segro PLC REIT	1,443,466
51,200	Shizuoka Financial Group Inc	432,946
89,600	Singapore Exchange Ltd	666,569
419,178	Sino Land Co Ltd	455,848
170,130	Skandinaviska Enskilda Banken AB Class A	2,347,914
78,058	Societe Generale SA	2,076,755
1,613	Sofina SA	402,162
31,850	Sompo Holdings Inc	1,558,369
57,578	St James's Place PLC	500,799
241,691	Standard Chartered PLC	2,050,406
258,454	Stockland REIT(b)	783,796
136,100	Sumitomo Mitsui Financial Group Inc	6,622,605
70,772	Sumitomo Mitsui Trust Holdings Inc	1,355,417
30,400	Sumitomo Realty & Development Co Ltd	900,874
156,000	Sun Hung Kai Properties Ltd	1,688,134
137,490	Suncorp Group Ltd	1,301,943
158,059	Svenska Handelsbanken AB Class A(c)	1,717,697
90,734	Swedbank AB Class A	1,834,429
134,400	Swire Properties Ltd	272,060
3,164	Swiss Life Holding AG	2,198,833
8,220	Swiss Prime Site AG	878,252
32,335	Swiss Re AG	3,638,674
54,600	T&D Holdings Inc	866,800
6,820	Talanx AG	487,392
193,200	Tokio Marine Holdings Inc	4,810,873
36,649	Tryg A/S	797,564
352,599	UBS Group AG	10,952,284
12,405	Unibail-Rodamco-Westfield REIT(b)	917,515
174,366	UniCredit SpA	4,747,922
135,506	United Overseas Bank Ltd	2,924,654
50,906	UOL Group Ltd(b)	241,829
419,229	Vicinity Ltd REIT	582,356
78,240	Vonovia SE	2,458,429
Shares		Fair Value
Financial — (continued)
17,971	Warehouses De Pauw CVA REIT	$ 565,693
25,461	Washington H Soul Pattinson & Co Ltd(b)	568,791
376,220	Westpac Banking Corp	5,869,963
106,000	Wharf Holdings Ltd	341,473
193,300	Wharf Real Estate Investment Co Ltd	653,447
15,720	Zurich Insurance Group AG	8,218,843
		365,319,738
Industrial — 13.97%
171,500	ABB Ltd	7,614,285
2,536	Acciona SA	373,411
23,114	ACS Actividades de Construccion y Servicios SA	1,026,586
8,217	Aena SME SA(a)	1,491,474
3,266	Aeroports de Paris SA(b)	423,779
22,400	AGC Inc(c)	830,243
63,555	Airbus SE	9,818,489
31,564	Alfa Laval AB	1,263,635
30,670	Alstom SA(c)	413,592
319	AP Moller - Maersk A/S Class A	566,637
510	AP Moller - Maersk A/S Class B	918,012
107,458	Assa Abloy AB Class B	3,096,852
287,977	Atlas Copco AB Class A	4,962,164
166,071	Atlas Copco AB Class B	2,463,852
134,189	Auckland International Airport Ltd(c)	746,484
188,256	Aurizon Holdings Ltd	487,382
11,900	Azbil Corp	392,487
326,819	BAE Systems PLC	4,624,031
41,528	Beijer Ref AB(c)	557,262
20,403	Bouygues SA	769,788
24,000	Brother Industries Ltd	382,200
60,594	Cellnex Telecom SA(a)	2,385,763
77,000	Central Japan Railway Co	1,954,282
49,592	Cie de Saint-Gobain SA	3,657,269
65,000	CK Infrastructure Holdings Ltd	359,722
76,122	CRH PLC	5,236,718
32,600	Daifuku Co Ltd(c)	657,346
28,300	Daikin Industries Ltd	4,590,826
2,222	Dassault Aviation SA	440,244
106,273	Deutsche Post AG	5,260,085
19,958	DSV A/S	3,506,756
32,600	East Japan Railway Co	1,876,546
8,071	Eiffage SA	866,425
2,807	Elbit Systems Ltd	595,339
71,031	Epiroc AB Class A	1,429,776
41,853	Epiroc AB Class B	734,009
102,700	FANUC Corp	3,014,156
55,537	Ferrovial SE(c)	2,027,124
13,700	Fuji Electric Co Ltd	587,209
16,545	GEA Group AG(b)	687,843
3,585	Geberit AG	2,301,279

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Industrial — (continued)
37,749	Getlink SE	$ 691,367
42,089	Halma PLC	1,223,239
24,300	Hankyu Hanshin Holdings Inc(b)	772,251
15,527	Heidelberg Materials AG	1,387,927
220,466	Hexagon AB Class B	2,648,085
3,479	Hirose Electric Co Ltd	392,913
11,600	Hitachi Construction Machinery Co Ltd	305,356
100,600	Hitachi Ltd	7,236,132
55,878	Holcim AG	4,388,738
38,000	Hoya Corp	4,732,491
39,571	Husqvarna AB Class B	326,403
12,100	Ibiden Co Ltd	667,505
29,078	Indutrade AB	757,847
36,913	Infrastrutture Wireless Italiane SpA(a)	467,351
15,374	Investment AB Latour Class B	401,051
48,270	James Hardie Industries PLC(b)	1,861,093
19,600	JSR Corp	557,704
45,100	Kajima Corp	752,006
14,900	Kawasaki Kisen Kaisha Ltd	637,667
14,000	Keisei Electric Railway Co Ltd	660,670
155,700	Keppel Ltd	833,120
20,860	Keyence Corp	9,164,977
16,770	Kingspan Group PLC	1,449,349
19,500	Kintetsu Group Holdings Co Ltd	617,838
7,848	Knorr-Bremse AG	506,865
99,000	Komatsu Ltd	2,576,311
36,563	Kone OYJ Class B	1,828,919
9,205	Kongsberg Gruppen ASA	421,414
108,500	Kubota Corp(c)	1,628,368
5,808	Kuehne + Nagel International AG	2,004,323
137,600	Kyocera Corp	2,003,465
28,606	Legrand SA	2,978,917
43,276	Leonardo SpA	715,053
24,100	Makita Corp	662,880
143,376	Melrose Industries PLC	1,036,010
69,536	Metso OYJ	705,920
39,100	MINEBEA MITSUMI Inc	800,300
30,600	MISUMI Group Inc	516,643
206,400	Mitsubishi Electric Corp	2,919,339
34,500	Mitsubishi Heavy Industries Ltd	2,008,733
37,600	Mitsui OSK Lines Ltd(c)	1,202,082
162,702	MTR Corp Ltd	631,503
5,853	MTU Aero Engines AG	1,261,001
184,800	Murata Manufacturing Co Ltd	3,905,191
165,397	Nibe Industrier AB Class B(c)	1,161,486
44,900	Nidec Corp	1,809,791
7,600	Nippon Express Holdings Inc	431,224
52,300	Nippon Yusen KK(c)	1,615,208
69,600	Obayashi Corp	601,234
Shares		Fair Value
Industrial — (continued)
33,500	Odakyu Electric Railway Co Ltd	$ 510,131
18,400	Omron Corp	856,206
49,609	Orica Ltd	539,262
56,701	Poste Italiane SpA(a)	644,504
28,605	Prysmian SpA	1,303,958
4,709	Rheinmetall AG	1,493,392
991	ROCKWOOL A/S Class B	289,939
902,370	Rolls-Royce Holdings PLC(b)	3,440,821
8,315	Saab AB Class B	501,092
36,645	Safran SA	6,460,882
115,166	Sandvik AB	2,502,022
6,963	Schindler Holding AG	1,710,419
58,343	Schneider Electric SE	11,744,781
34,800	SG Holdings Co Ltd	498,889
24,700	Shimadzu Corp	688,711
57,400	Shimizu Corp	380,753
81,480	Siemens AG	15,286,375
54,868	Siemens Energy AG(b)	725,148
31,992	SIG Group AG	736,808
16,344	Sika AG	5,329,389
172,200	Singapore Technologies Engineering Ltd	507,078
139,000	SITC International Holdings Co Ltd	239,918
37,392	Skanska AB Class B	677,453
36,069	SKF AB Class B	722,843
6,200	SMC Corp	3,316,604
36,709	Smiths Group PLC	823,715
8,054	Spirax-Sarco Engineering PLC	1,077,076
61,988	Stora Enso OYJ Class R	858,877
65,390	Svenska Cellulosa AB SCA Class B	982,319
18,700	Taisei Corp	638,565
41,800	TDK Corp	1,982,339
148,500	Techtronic Industries Co Ltd	1,769,391
50,045	Tenaris SA	870,440
11,347	Thales SA	1,680,178
20,100	Tobu Railway Co Ltd	539,270
53,200	Tokyu Corp	648,672
13,800	TOTO Ltd	362,522
2,937	VAT Group AG(a)	1,475,132
54,657	Vinci SA	6,878,310
51,283	Wartsila OYJ Abp	745,315
23,600	West Japan Railway Co	983,374
168,000	Xinyi Glass Holdings Ltd	188,695
28,600	Yamato Holdings Co Ltd	527,770
27,200	Yaskawa Electric Corp	1,132,115
24,900	Yokogawa Electric Corp	473,299
		250,001,374
Technology — 6.64%
82,200	Advantest Corp	2,769,775
5,055	ASM International NV	2,630,994
43,251	ASML Holding NV	32,649,566
14,700	BayCurrent Consulting Inc	514,588

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Technology — (continued)
8,137	BE Semiconductor Industries NV	$ 1,228,489
8,671	Bechtle AG	434,308
107,300	Canon Inc(c)	2,752,645
18,600	Capcom Co Ltd	600,236
16,891	Capgemini SE	3,530,070
9,976	Check Point Software Technologies Ltd(b)	1,524,233
4,435	CyberArk Software Ltd(b)	971,487
71,830	Dassault Systemes SE	3,515,879
10,000	Disco Corp	2,469,668
18,900	Fujitsu Ltd	2,844,331
9,408	Global-e Online Ltd(b)	372,839
15,100	Hamamatsu Photonics KK	619,519
140,010	Infineon Technologies AG	5,847,171
12,940	Koei Tecmo Holdings Co Ltd	147,413
10,800	Konami Group Corp	564,173
8,300	Lasertec Corp(b)	2,178,971
17,765	Logitech International SA	1,689,245
3,047	Monday.com Ltd(b)	572,257
26,100	NEC Corp	1,542,149
6,062	Nemetschek SE	523,360
35,800	Nexon Co Ltd(c)	651,170
42,469	Nomura Research Institute Ltd	1,233,416
66,200	NTT Data Group Corp	935,780
7,500	Obic Co Ltd	1,290,413
4,000	Oracle Corp Japan	307,917
12,100	Otsuka Corp	497,975
159,200	Renesas Electronics Corp(b)	2,846,650
58,900	Ricoh Co Ltd	451,087
37,400	Rohm Co Ltd	713,994
109,899	Sage Group PLC	1,639,960
111,952	SAP SE	17,231,796
16,200	SCSK Corp	320,734
31,400	Seiko Epson Corp	468,831
8,900	Square Enix Holdings Co Ltd	319,065
73,274	STMicroelectronics NV	3,675,342
38,400	SUMCO Corp(c)	574,432
6,506	Teleperformance SE	952,524
6,952	Temenos AG	647,845
23,400	TIS Inc(b)	514,315
50,500	Tokyo Electron Ltd	8,975,864
17,416	WiseTech Global Ltd	892,649
15,797	Xero Ltd(b)	1,205,129
		118,840,254
Utilities — 3.28%
2,192	BKW AG	389,885
596,674	Centrica PLC	1,069,278
68,000	Chubu Electric Power Co Inc	877,972
177,500	CLP Holdings Ltd	1,466,526
241,553	E.ON SE	3,245,273
339,280	EDP - Energias de Portugal SA	1,707,593
33,639	EDP Renovaveis SA	688,633
3,053	Elia Group SA	382,158
26,952	Enagas SA(c)	454,661
Shares		Fair Value
Utilities — (continued)
33,176	Endesa SA	$ 676,826
871,986	Enel SpA(b)	6,487,400
195,818	Engie SA	3,449,582
47,091	Fortum OYJ(b)	680,188
1,175,229	Hong Kong & China Gas Co Ltd(c)	901,147
652,725	Iberdrola SA(b)	8,561,625
80,300	Kansai Electric Power Co Inc	1,065,749
78,004	Mercury NZ Ltd	325,448
133,408	Meridian Energy Ltd(c)	467,156
402,302	National Grid PLC	5,416,969
14,158	Naturgy Energy Group SA	422,293
185,844	Origin Energy Ltd	1,072,448
19,856	Orsted AS(a)	1,100,749
40,400	Osaka Gas Co Ltd	843,329
148,500	Power Assets Holdings Ltd	860,959
42,501	Redeia Corp SA	700,357
67,785	RWE AG	3,085,086
99,300	Sembcorp Industries Ltd	399,136
28,606	Severn Trent PLC	940,329
217,140	Snam SpA	1,117,166
116,898	SSE PLC	2,758,747
154,617	Terna - Rete Elettrica Nazionale	1,289,914
163,600	Tokyo Electric Power Co Holdings Inc(b)	856,139
42,000	Tokyo Gas Co Ltd	963,424
74,109	United Utilities Group PLC	1,000,611
72,862	Veolia Environnement SA	2,302,920
7,347	Verbund AG	680,856
		58,708,532
TOTAL COMMON STOCK — 96.69% (Cost $1,517,831,055)		$1,730,045,177
PREFERRED STOCK
Consumer, Cyclical — 0.29%
6,068	Bayerische Motoren Werke AG	603,782
12,366	Dr Ing hc F Porsche AG	1,089,160
16,904	Porsche Automobil Holding SE	863,823
22,107	Volkswagen AG	2,724,822
		5,281,587
Consumer, Non-Cyclical — 0.08%
18,440	Henkel AG & Co KGaA	1,483,348
Industrial — 0.06%
2,750	Sartorius AG	1,009,855
TOTAL PREFERRED STOCK — 0.43% (Cost $8,854,634)		$ 7,774,790

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
RIGHTS
Industrial — 0.00%(e)
13,981	ACS Actividades de Construccion y Servicios SA(b)(d)	$ 19,290
TOTAL RIGHTS — 0.00%(e) (Cost $20,503)		$ 19,290
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.38%
$24,812,400	U.S. Treasury Bills(f) 5.30%, 02/22/2024	24,616,805
Repurchase Agreements — 2.64%
1	Undivided interest of 0.00% in a repurchase agreement (principal amount/value $7,826,153 with a maturity value of $7,830,805) with TD Securities (USA) LLC, 5.35%, dated 12/31/23 to be repurchased at $1 on 1/2/24 collateralized by various U.S. Government Agency securities, 2.50% - 7.00%, 7/1/37 - 1/1/54, with a value of $7,982,676.(g)	1
11,823,833	Undivided interest of 12.66% in a repurchase agreement (principal amount/value $93,637,100 with a maturity value of $93,692,762) with Bank of America Securities Inc, 5.35%, dated 12/31/23 to be repurchased at $11,823,833 on 1/2/24 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 11/1/28 - 12/20/63, with a value of $95,509,842.(g)	11,823,833
11,823,833	Undivided interest of 14.14% in a repurchase agreement (principal amount/value $83,874,265 with a maturity value of $83,924,030) with Bank of Montreal, 5.34%, dated 12/31/23 to be repurchased at $11,823,833 on 1/2/24 collateralized by various U.S. Government Agency securities, 4.50% - 6.50%, 12/1/38 - 12/1/53, with a value of $85,551,750.(g)	11,823,833
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$11,823,833	Undivided interest of 9.84% in a repurchase agreement (principal amount/value $120,466,826 with a maturity value of $120,538,303) with RBC Capital Markets Corp, 5.34%, dated 12/31/23 to be repurchased at $11,823,833 on 1/2/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 1/15/24 - 12/1/53, with a value of $122,876,165.(g)	$ 11,823,833
11,823,833	Undivided interest of 9.99% in a repurchase agreement (principal amount/value $118,664,201 with a maturity value of $118,734,608) with Citigroup Global Markets Inc, 5.34%, dated 12/31/23 to be repurchased at $11,823,833 on 1/2/24 collateralized by Government National Mortgage Association securities, 2.00% - 7.50%, 7/20/37 - 12/20/53, with a value of $121,037,485.(g)	11,823,833
		47,295,333
TOTAL SHORT TERM INVESTMENTS — 4.02% (Cost $71,912,138)		$ 71,912,138
TOTAL INVESTMENTS — 101.14% (Cost $1,598,618,330)		$1,809,751,395
OTHER ASSETS & LIABILITIES, NET — (1.14)%		$ (20,447,506)
TOTAL NET ASSETS — 100.00%		$1,789,303,889

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2023
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at December 31, 2023.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(g)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	463	USD	52,143	Mar 2024	$1,727,921
				Net Appreciation	$1,727,921
At December 31, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	57,717	AUD	84,220	02/13/2024	$240
CGM	USD	15,887	AUD	23,176	02/23/2024	66
CGM	USD	54,122	AUD	78,939	02/29/2024	226
CGM	USD	20,638	AUD	30,089	03/14/2024	86
CGM	USD	15,665	EUR	14,099	01/02/2024	98
CGM	USD	121,158	EUR	110,972	02/02/2024	(1,531)
CGM	USD	8,823	GBP	7,063	01/02/2024	(180)
CGM	USD	16,943	GBP	13,370	01/10/2024	(101)
CGM	USD	172,178	GBP	138,047	01/11/2024	(3,800)
CGM	USD	56,845	GBP	45,066	01/12/2024	(604)
CGM	USD	9,502	GBP	7,588	01/26/2024	(172)
CGM	USD	182,166	GBP	143,766	02/01/2024	(1,128)
CGM	USD	25,254	GBP	19,797	02/02/2024	14
CGM	USD	5,289	GBP	4,173	02/06/2024	(32)
CGM	USD	7,202	JPY	1,054,699	02/15/2024	(333)
CGM	USD	5,274	JPY	742,900	03/06/2024	(51)
CGM	USD	8,286	JPY	1,166,965	03/08/2024	(80)
CGM	USD	4,245	JPY	597,550	03/11/2024	(41)
CGM	USD	11,246	JPY	1,582,530	03/13/2024	(109)
CGM	USD	19,032	JPY	2,677,330	03/15/2024	(185)
CGM	USD	21,124	JPY	2,967,137	03/25/2024	(207)
CGM	USD	128,957	JPY	18,107,975	03/27/2024	(1,269)
CGM	USD	225,020	JPY	31,592,205	03/28/2024	(2,216)
MEL	USD	3,095,628	CHF	2,789,000	01/11/2024	(225,174)
MEL	USD	1,449,381	EUR	1,371,000	01/11/2024	(64,980)
MEL	USD	19,332	GBP	15,425	01/03/2024	(330)
					Net Depreciation	$(301,793)
Counterparty Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2023
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of December 31, 2023.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 388,856,836	21.49%
United Kingdom	235,725,341	13.03
France	206,328,560	11.40
Switzerland	183,307,366	10.13
Germany	148,032,573	8.18
Australia	129,260,552	7.14
Netherlands	85,504,224	4.72
United States	71,912,138	3.97
Denmark	58,206,910	3.22
Sweden	55,830,017	3.08
Spain	47,164,438	2.61
Hong Kong	40,490,770	2.24
Italy	39,463,971	2.18
Singapore	24,009,512	1.33
Ireland	22,711,204	1.25
Finland	18,812,084	1.04
Belgium	14,129,303	0.78
Israel	11,985,330	0.66
Norway	11,732,430	0.65
New Zealand	4,311,024	0.24
Luxembourg	3,413,393	0.19
Austria	3,259,835	0.18
Portugal	3,258,290	0.18
Chile	884,778	0.05
Macau	745,791	0.04
Jordan	414,267	0.02
United Arab Emirates	458	0.00
Total	$1,809,751,395	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.46%
79,090	Agnico Eagle Mines Ltd	$ 4,336,350
79,300	Anglo American PLC	1,984,414
26,300	Arkema SA	2,996,035
334,500	BlueScope Steel Ltd	5,332,753
63,000	Boliden AB	1,971,870
39,518	Croda International PLC	2,540,944
130,400	Fortescue Ltd	2,571,140
142,697	Franco-Nevada Corp	15,805,923
1,245	Givaudan SA	5,162,656
1,364,679	Glencore PLC	8,202,270
242,600	ICL Group Ltd	1,219,709
75,800	Kaneka Corp	1,921,389
710,000	Kingboard Holdings Ltd	1,698,023
347,200	Mitsubishi Chemical Group Corp	2,122,475
114,700	Mitsubishi Gas Chemical Co Inc	1,831,225
120,900	Mitsui Chemicals Inc	3,575,256
47,700	Nippon Soda Co Ltd(a)	1,833,451
31,700	Nitto Denko Corp	2,365,619
66,270	Novozymes A/S Class B	3,643,087
311,900	Outokumpu OYJ(b)	1,547,666
64,200	Rio Tinto Ltd	5,944,776
40,711	Symrise AG	4,473,951
158,900	Tokuyama Corp	2,688,604
120,465	Wheaton Precious Metals Corp	5,943,019
58,600	Yara International ASA	2,081,861
		93,794,466
Communications — 2.73%
1,430,200	Airtel Africa PLC(c)	2,370,581
2,511,000	BT Group PLC	3,954,692
100,500	M3 Inc(a)	1,658,481
9,812	Nice Ltd Sponsored ADR(a)	1,957,592
1,829,100	Nippon Telegraph & Telephone Corp	2,233,486
615,100	Nokia OYJ	2,094,985
192,200	Orange SA	2,190,624
224,800	ProSiebenSat.1 Media SE(b)	1,371,358
262,200	Telefonaktiebolaget LM Ericsson Class B	1,650,072
536,700	Telefonica SA(b)	2,098,425
302,800	Television Francaise 1 SA(b)	2,385,055
69,200	United Internet AG	1,760,099
60,541	Wolters Kluwer NV	8,613,120
		34,338,570
Consumer, Cyclical — 12.25%
21,813	adidas AG	4,432,541
121,685	Associated British Foods PLC	3,665,913
308,300	Barratt Developments PLC	2,207,722
68,500	Bayerische Motoren Werke AG	7,622,093
23,379	Bellway PLC	763,040
214,000	Betsson AB Class B	2,305,268
Shares		Fair Value
Consumer, Cyclical — (continued)
23,037	Cie Financiere Richemont SA	$ 3,181,965
90,400	Cie Generale des Etablissements Michelin SCA	3,247,753
360,400	Citizen Watch Co Ltd(a)	2,143,396
52,100	Daimler Truck Holding AG	1,957,084
81,200	Daiwa House Industry Co Ltd	2,454,708
109,400	Daiwabo Holdings Co Ltd(a)	2,389,289
218,800	EDION Corp(b)	2,437,803
1,112,900	Harvey Norman Holdings Ltd(b)	3,186,325
394,500	Honda Motor Co Ltd	4,069,354
440,100	International Consolidated Airlines Group SA(a)	751,825
198,100	Isuzu Motors Ltd	2,539,578
59,100	ITOCHU Corp(b)	2,407,725
152,400	Jardine Cycle & Carriage Ltd	3,434,710
100,400	JB Hi-Fi Ltd	3,628,349
38,900	Kaufman & Broad SA(a)	1,295,475
204,200	Kindred Group PLC	1,889,665
1,038,600	Kingfisher PLC	3,216,656
80,000	Kohnan Shoji Co Ltd(a)	2,224,700
226,400	K's Holdings Corp	2,119,507
3,466	LVMH Moet Hennessy Louis Vuitton SE	2,816,248
136,600	Marubeni Corp	2,150,705
93,100	Mercedes-Benz Group AG	6,423,687
135,600	Mitsubishi Corp	2,160,008
71,700	Mitsui & Co Ltd	2,686,166
190,100	Okamura Corp	2,931,694
38,000	Pandora A/S	5,253,695
415,400	Pets at Home Group PLC	1,683,775
603,400	Pirelli & C SpA(c)	3,292,298
453,600	Qantas Airways Ltd(a)	1,661,543
366,400	Redrow PLC	2,867,511
170,200	Rexel SA	4,671,339
44,571	Ryanair Holdings PLC Sponsored ADR(a)	5,943,989
166,012	Stellantis NV	3,893,874
158,100	Subaru Corp	2,883,651
119,900	Sumitomo Corp	2,609,223
143,100	Sumitomo Forestry Co Ltd(b)	4,251,653
202,900	Super Retail Group Ltd(a)	2,180,432
14,500	Swatch Group AG	3,945,307
112,500	Tokmanni Group Corp	1,817,611
153,500	Toyota Boshoku Corp	2,427,191
312,100	Volvo AB Class B	8,120,844
303,600	Yamaha Motor Co Ltd(b)	2,701,543
108,600	Yokohama Rubber Co Ltd(b)	2,481,869
627,500	Yue Yuen Industrial Holdings Ltd	695,466
80,798	Zalando SE(a)(c)	1,912,849
		154,036,615
Consumer, Non-Cyclical — 19.97%
53,300	Adecco Group AG	2,617,751
62,814	Agilent Technologies Inc	8,733,030
116,051	Amadeus IT Group SA	8,334,946

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
52,700	Arcs Co Ltd(a)	$ 1,038,527
213,898	Bayer AG	7,936,439
38,176	Beiersdorf AG	5,717,027
100,000	British American Tobacco PLC	2,925,278
78,784	Bruker Corp	5,789,048
127,700	Carrefour SA	2,338,776
188	Chocoladefabriken Lindt & Spruengli AG	2,256,682
357,000	CK Hutchison Holdings Ltd	1,918,019
152,200	Coca-Cola HBC AG	4,467,098
304,122	Diageo PLC	11,036,217
318,400	Elders Ltd(b)	1,635,004
40,709	EssilorLuxottica SA	8,174,300
195,929	Experian PLC	7,990,485
81,600	Ezaki Glico Co Ltd(b)	2,415,173
42,800	Fresenius SE & Co KGaA	1,326,607
505,000	GSK PLC	9,325,651
2,650,914	Haleon PLC	10,851,863
206,700	Imperial Brands PLC	4,758,522
100,249	Intertek Group PLC	5,425,858
33,800	Ipsen SA	4,031,971
57,160	Itoham Yonekyu Holdings Inc	1,562,187
841,400	J Sainsbury PLC	3,242,877
146,600	Koninklijke Ahold Delhaize NV	4,217,886
13,800	Kose Corp(b)	1,031,485
179,200	Lion Corp(b)	1,661,883
10,583	L'Oreal SA	5,275,623
58,700	Megmilk Snow Brand Co Ltd	879,964
716,900	Metcash Ltd	1,705,601
101,500	Mowi ASA	1,817,638
16,510	Nestle SA	1,913,837
175,400	Novartis AG	17,717,240
240,376	Ocado Group PLC(a)(b)	2,321,403
246,300	Olympus Corp	3,555,163
96,800	Ono Pharmaceutical Co Ltd	1,722,025
64,867	Pernod Ricard SA	11,463,390
38,900	Randstad NV	2,441,362
50,324	Roche Holding AG	14,628,863
318,900	Rohto Pharmaceutical Co Ltd	6,412,856
43,880	Sandoz Group AG(a)	1,411,798
77,700	Sanofi SA	7,721,248
64,500	Santen Pharmaceutical Co Ltd	641,722
124,000	Scandinavian Tobacco Group A/S(c)	2,153,983
225,300	Securitas AB Class B(b)	2,208,840
64,931	SGS SA	5,605,546
37,200	Shionogi & Co Ltd	1,790,361
27,900	Societe BIC SA(b)	1,937,552
1,981,700	Sonae SGPS SA(a)	1,980,042
92,100	Suedzucker AG	1,442,902
1,283,400	Tesco PLC	4,753,003
151,100	Toyo Suisan Kaisha Ltd	7,796,204
1,986,000	United Laboratories International Holdings Ltd	1,784,045
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
8,218,751	WH Group Ltd(c)	$ 5,307,665
		251,150,466
Energy — 6.78%
226,280	Aker BP ASA	6,572,893
2,224,300	Beach Energy Ltd	2,428,455
510,100	BP PLC	3,023,582
173,600	Eni SpA	2,944,492
251,930	Galp Energia SGPS SA	3,706,809
692,100	New Hope Corp Ltd	2,435,594
45,500	OMV AG	1,996,203
285,256	Petroleo Brasileiro SA Sponsored ADR	4,358,712
357,500	Repsol SA	5,303,119
375,800	Shell PLC	12,299,065
427,832	TotalEnergies SE	29,092,098
525,319	Woodside Energy Group Ltd	11,092,956
		85,253,978
Financial — 20.78%
214,600	3i Group PLC	6,602,549
220,600	ABN AMRO Bank NV(c)	3,317,484
457,600	Aegon Ltd	2,660,503
2,926,397	AIB Group PLC	12,533,033
10,500	Allianz SE	2,806,028
134,826	ANZ Group Holdings Ltd	2,382,108
59,400	ASR Nederland NV(a)	2,806,046
438,200	Aviva PLC	2,424,190
140,600	AXA SA	4,591,488
12,400	Baloise Holding AG	1,944,176
447,900	Banco Bilbao Vizcaya Argentaria SA	4,082,269
773,300	Banco Santander SA	3,234,463
235,700	Bank Leumi Le-Israel BM	1,896,873
1,113,254	Bank of Ireland Group PLC	10,106,606
1,130,100	Barclays PLC	2,212,522
41,400	BAWAG Group AG(c)	2,190,930
64,700	BNP Paribas SA	4,493,128
2,549,686	CaixaBank SA	10,500,448
640,100	Chiba Bank Ltd(a)	4,611,673
236,100	Credit Agricole SA	3,356,545
123,100	Danske Bank A/S	3,290,623
85,700	DBS Group Holdings Ltd	2,167,253
97,300	Deutsche Bank AG	1,328,249
65,986	Deutsche Boerse AG	13,588,786
113,800	DNB Bank ASA	2,419,530
100,800	Eurocommercial Properties NV REIT(a)	2,471,846
69,896	Euronext NV(c)	6,074,413
82,000	Fukuoka Financial Group Inc	1,928,751
600,500	Gunma Bank Ltd	2,931,891
196,600	Hachijuni Bank Ltd	1,092,961
1,117,900	Helia Group Ltd	3,315,921
3,030	Helvetia Holding AG	417,797
225,096	Hiscox Ltd	3,021,250
219,900	ING Groep NV	3,297,294
486,800	Japan Post Holdings Co Ltd	4,345,890

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Financial — (continued)
114,229	Julius Baer Group Ltd	$ 6,408,027
38,172	Jyske Bank A/S	2,737,197
19,002	LEG Immobilien SE(a)	1,662,853
5,601,600	Lloyds Banking Group PLC	3,397,217
821,280	Mebuki Financial Group Inc	2,491,979
243,300	Mediobanca Banca di Credito Finanziario SpA	3,014,912
547,700	Mitsubishi HC Capital Inc	3,669,483
386,700	Mitsubishi UFJ Financial Group Inc	3,318,712
166,600	Mizuho Financial Group Inc	2,841,832
5,221,423	NatWest Group PLC	14,537,130
34,900	NN Group NV	1,379,275
473,800	Nomura Holdings Inc	2,133,793
269,700	Nordea Bank Abp	3,348,164
293,400	North Pacific Bank Ltd	736,514
238,400	ORIX Corp	4,477,435
2,085,500	Resona Holdings Inc	10,572,100
90,600	Societe Generale SA	2,410,438
676,600	Stockland REIT(a)	2,051,879
54,800	Sumitomo Mitsui Financial Group Inc	2,666,560
128,900	Swedbank AB Class A	2,606,056
8,300	Swiss Life Holding AG	5,768,113
119,317	Sydbank AS(a)	5,189,515
63,478	TAG Immobilien AG(a)	922,897
588,298	UBS Group AG	18,273,468
802,300	UnipolSai Assicurazioni SpA	2,004,822
139,800	United Overseas Bank Ltd	3,017,333
136,856	Vonovia SE	4,300,240
20,640	Willis Towers Watson PLC	4,978,368
		261,361,829
Industrial — 17.66%
82,100	AGC Inc(b)	3,042,988
250,800	Alps Alpine Co Ltd	2,180,075
217,000	Amada Co Ltd	2,255,733
176,500	BAE Systems PLC	2,497,228
57,900	Bekaert SA	2,975,906
104,400	Bouygues SA	3,938,925
248,400	bpost SA	1,278,965
115,700	Brother Industries Ltd	1,842,523
6,400	Bucher Industries AG	2,690,310
38,300	Cargotec OYJ Class B	2,234,149
85,700	Cia de Distribucion Integral Logista Holdings SA	2,317,736
95,930	Cie de Saint-Gobain SA	7,074,565
149,648	CRH PLC	10,349,656
15,647	D/S Norden A/S	744,167
97,500	Deutsche Post AG	4,825,857
25,700	Dfds A/S	848,673
256,057	Epiroc AB Class A	5,154,145
618,323	Firstgroup PLC	1,378,494
295,400	Fujikura Ltd	2,263,971
131,575	GEA Group AG(a)	5,470,112
329,800	Hazama Ando Corp	2,604,898
51,000	Heidelberg Materials AG	4,558,788
56,879	Hirose Electric Co Ltd	6,423,825
Shares		Fair Value
Industrial — (continued)
96,800	Holcim AG	$ 7,602,810
111,300	Hosiden Corp	1,354,313
436,042	IMI PLC	9,337,716
101,400	Kamigumi Co Ltd	2,416,429
100,400	Kinden Corp	1,703,243
62,947	Knorr-Bremse AG	4,065,449
111,100	Komatsu Ltd	2,891,193
152,106	Legrand SA	15,839,723
150,800	Leonardo SpA	2,491,680
226,800	Metsa Board OYJ Class B(a)(b)	1,804,745
631,800	Mitsubishi Electric Corp	8,936,233
35,400	Nichiha Corp(a)	742,528
227,900	QinetiQ Group PLC	896,619
266,700	Rengo Co Ltd	1,775,310
32,200	Sankyu Inc(a)	1,180,255
20,697	Schindler Holding AG	5,181,595
105,990	Schneider Electric SE	21,336,395
140,200	Seino Holdings Co Ltd	2,123,398
300,400	Shimadzu Corp	8,376,064
92,300	Signify NV(c)	3,095,388
16,484	Sika AG	5,375,040
148,300	SKF AB Class B	2,972,015
15,500	SMC Corp	8,291,509
33,794	Spirax-Sarco Engineering PLC	4,519,334
121,400	Sumitomo Heavy Industries Ltd(b)	3,051,405
225,450	Svenska Cellulosa AB SCA Class B	3,386,815
75,000	Taisei Corp	2,561,091
27,600	Takeuchi Manufacturing Co Ltd(a)	835,610
34,200	Tsubakimoto Chain Co(a)	979,008
44,500	Verallia SA(c)	1,714,440
109,600	Wienerberger AG	3,651,735
138,600	Yokogawa Electric Corp	2,634,505
		222,075,282
Technology — 9.02%
47,203	Analog Devices Inc	9,372,628
12,615	ANSYS Inc(a)	4,577,731
5,788	ASML Holding NV	4,369,279
63,082	Cadence Design Systems Inc(a)	17,181,644
34,799	Capgemini SE	7,272,684
65,200	Computacenter PLC(a)	2,315,425
92,136	Dassault Systemes SE	4,509,801
20,300	Disco Corp	5,013,427
55,900	DTS Corp(a)	1,394,253
147,100	Indra Sistemas SA	2,278,329
63,400	Infineon Technologies AG	2,647,744
164,471	Nomura Research Institute Ltd	4,776,687
2,174,000	PAX Global Technology Ltd	1,684,111
275,016	Samsung Electronics Co Ltd	16,692,607
65,097	SAP SE	10,019,814
158,300	Seiko Epson Corp	2,363,566

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Technology — (continued)
57,300	STMicroelectronics NV	$ 2,874,104
125,463	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	13,048,152
17,700	Tokyo Seimitsu Co Ltd(a)	1,085,530
		113,477,516
Utilities — 1.03%
1,366,800	A2A SpA	2,807,502
304,600	AGL Energy Ltd	1,969,002
441,300	Drax Group PLC	2,754,012
304,500	Engie SA	5,364,152
		12,894,668
TOTAL COMMON STOCK — 97.68% (Cost $1,103,680,282)		$1,228,383,390
PREFERRED STOCK
Consumer, Cyclical — 0.49%
423,994	Schaeffler AG	2,621,017
28,400	Volkswagen AG	3,500,473
TOTAL PREFERRED STOCK — 0.49% (Cost $10,417,817)		$ 6,121,490
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.93%
$ 2	Undivided interest of 0.00% in a repurchase agreement (principal amount/value $7,826,153 with a maturity value of $7,830,805) with TD Securities (USA) LLC, 5.35%, dated 12/31/23 to be repurchased at $2 on 1/2/24 collateralized by various U.S. Government Agency securities, 2.50% - 7.00%, 7/1/37 - 1/1/54, with a value of $7,982,676.(d)	2
9,226,237	Undivided interest of 11.03% in a repurchase agreement (principal amount/value $83,874,265 with a maturity value of $83,924,030) with Bank of Montreal, 5.34%, dated 12/31/23 to be repurchased at $9,226,237 on 1/2/24 collateralized by various U.S. Government Agency securities, 0.00% - 6.50%, 12/1/38 - 12/1/53, with a value of $85,551,750.(d)	9,226,237
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$9,226,237	Undivided interest of 7.68% in a repurchase agreement (principal amount/value $120,466,826 with a maturity value of $120,538,303) with RBC Capital Markets Corp, 5.34%, dated 12/31/23 to be repurchased at $9,226,237 on 1/2/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 1/15/24 - 12/1/53, with a value of $122,876,165.(d)	$ 9,226,237
9,226,237	Undivided interest of 7.80% in a repurchase agreement (principal amount/value $118,664,201 with a maturity value of $118,734,608) with Citigroup Global Markets Inc, 5.34%, dated 12/31/23 to be repurchased at $9,226,237 on 1/2/24 collateralized by Government National Mortgage Association securities, 2.00% - 7.50%, 7/20/37 - 12/20/53, with a value of $121,037,485.(d)	9,226,237
9,226,237	Undivided interest of 9.88% in a repurchase agreement (principal amount/value $93,637,100 with a maturity value of $93,692,762) with Bank of America Securities Inc, 5.35%, dated 12/31/23 to be repurchased at $9,226,237 on 1/2/24 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 11/1/28 - 12/20/63, with a value of $95,509,842.(d)	9,226,237
TOTAL SHORT TERM INVESTMENTS — 2.93% (Cost $36,904,950)		$ 36,904,950
TOTAL INVESTMENTS — 101.10% (Cost $1,151,003,049)		$1,271,409,830
OTHER ASSETS & LIABILITIES, NET — (1.10)%		$ (13,887,791)
TOTAL NET ASSETS — 100.00%		$1,257,522,039

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of December 31, 2023
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2023.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Summary of Investments by Country as of December 31, 2023.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 233,726,446	18.38%
France	174,413,874	13.72
United Kingdom	153,821,196	12.10
Switzerland	124,772,350	9.81
Germany	108,694,942	8.55
United States	82,559,032	6.49
Australia	53,521,839	4.21
Netherlands	48,637,770	3.83
Ireland	46,923,768	3.69
Spain	38,149,735	3.00
Sweden	30,375,925	2.39
Canada	26,085,292	2.05
Denmark	23,860,939	1.88
South Korea	16,692,607	1.31
Italy	16,555,706	1.30
Hong Kong	13,087,329	1.03
Taiwan	13,048,152	1.03
Norway	12,891,922	1.01
Finland	12,847,319	1.01
Singapore	8,619,296	0.68
Austria	7,838,868	0.62
Portugal	5,686,851	0.45
Israel	5,074,174	0.40
Brazil	4,358,712	0.34
Belgium	4,254,871	0.33
Bermuda	3,021,250	0.24
Malta	1,889,665	0.15
Total	$1,271,409,830	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2023
	Empower Emerging Markets Equity Fund	Empower International Growth Fund	Empower International Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$860,968,448	$476,117,075	$1,762,456,062
Repurchase agreements, fair value(c)	6,359,505	13,794,200	47,295,333
Cash	7,328,018	3,798,391	16,176,472
Cash denominated in foreign currencies, fair value(d)	1,667,683	89,686	3,719,525
Cash pledged on futures contracts	-	-	2,581,639
Dividends receivable	2,192,993	1,657,345	6,330,466
Subscriptions receivable	367,933	42,408	1,552,189
Receivable for investments sold	3,973	-	-
Variation margin on futures contracts	-	-	27,780
Unrealized appreciation on forward foreign currency contracts	-	-	730
Total Assets	878,888,553	495,499,105	1,840,140,196
LIABILITIES:
Payable for director fees	7,018	7,018	7,018
Payable for investments purchased	2,063,152	-	-
Payable for other accrued fees	204,739	86,866	174,925
Payable for shareholder services fees	126,724	5,973	323,123
Payable to investment adviser	754,011	321,250	338,445
Payable upon return of securities loaned	6,359,505	13,794,200	47,295,333
Redemptions payable	1,668,042	726,957	2,394,940
Unrealized depreciation on forward foreign currency contracts	-	-	302,523
Total Liabilities	11,183,191	14,942,264	50,836,307
NET ASSETS	$867,705,362	$480,556,841	$1,789,303,889
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$10,289,418	$5,173,885	$15,556,642
Paid-in capital in excess of par	952,726,682	414,963,129	1,575,341,496
Undistributed/accumulated earnings (deficit)	(95,310,738)	60,419,827	198,405,751
NET ASSETS	$867,705,362	$480,556,841	$1,789,303,889
NET ASSETS BY CLASS
Investor Class	$441,799,873	$20,290,137	$1,124,570,056
Institutional Class	$425,905,489	$460,266,704	$664,733,833
CAPITAL STOCK:
Authorized
Investor Class	235,000,000	20,000	385,000,000
Institutional Class	230,000,000	250,000	350,000,000
Issued and Outstanding
Investor Class	52,848,531	1,591,132	91,065,857
Institutional Class	50,045,650	50,147,715	64,500,563
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.36	$12.75	$12.35
Institutional Class	$8.51	$9.18	$10.31
(a) Cost of investments	$816,712,612	$409,735,294	$1,551,322,997
(b) Including fair value of securities on loan	$5,950,802	$12,909,808	$44,113,026
(c) Cost of repurchase agreements	$6,359,505	$13,794,200	$47,295,333
(d) Cost of cash denominated in foreign currencies	$1,668,612	$85,826	$3,347,779
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2023
Empower International Value Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,234,504,880
Repurchase agreements, fair value(c)	36,904,950
Cash	18,863,530
Cash denominated in foreign currencies, fair value(d)	1,308,137
Dividends receivable	6,472,996
Subscriptions receivable	500,369
Receivable for investments sold	111,108
Total Assets	1,298,665,970
LIABILITIES:
Payable for director fees	7,018
Payable for investments purchased	248,277
Payable for other accrued fees	160,803
Payable for shareholder services fees	85,625
Payable to investment adviser	735,925
Payable upon return of securities loaned	36,904,950
Redemptions payable	3,001,333
Total Liabilities	41,143,931
NET ASSETS	$1,257,522,039
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,038,031
Paid-in capital in excess of par	1,133,349,009
Undistributed/accumulated earnings	110,134,999
NET ASSETS	$1,257,522,039
NET ASSETS BY CLASS
Investor Class	$293,534,462
Institutional Class	$963,987,577
CAPITAL STOCK:
Authorized
Investor Class	350,000,000
Institutional Class	560,000,000
Issued and Outstanding
Investor Class	24,393,795
Institutional Class	115,986,510
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.03
Institutional Class	$8.31
(a) Cost of investments	$1,114,098,099
(b) Including fair value of securities on loan	$33,010,996
(c) Cost of repurchase agreements	$36,904,950
(d) Cost of cash denominated in foreign currencies	$1,250,723
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2023
	Empower Emerging Markets Equity Fund	Empower International Growth Fund	Empower International Index Fund
INVESTMENT INCOME:
Interest	$-	$121,095	$899,742
Income from securities lending	36,859	18,969	310,475
Dividends	17,270,449	7,050,875	50,608,515
Foreign withholding tax	(2,302,190)	(611,419)	(4,971,024)
Total Income	15,005,118	6,579,520	46,847,708
EXPENSES:
Management fees	5,935,734	3,605,756	3,671,480
Shareholder services fees – Investor Class	986,285	75,458	3,280,228
Audit and tax fees	89,460	57,830	51,647
Custodian fees	486,281	116,395	260,372
Directors fees	31,396	31,396	31,396
Legal fees	9,915	9,914	9,914
Pricing fees	25,286	2,700	34,470
Registration fees	37,059	28,424	87,093
Shareholder report fees	30,077	426	51,835
Transfer agent fees	8,796	9,061	10,334
Other fees	17,701	17,222	19,427
Total Expenses	7,657,990	3,954,582	7,508,196
Less amount waived by investment adviser	927,371	141,113	-
Net Expenses	6,730,619	3,813,469	7,508,196
NET INVESTMENT INCOME	8,274,499	2,766,051	39,339,512
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and foreign currency transactions	(57,030,658)	4,278,516	34,341,152
Net realized gain on futures contracts	-	-	4,758,083
Net realized gain (loss) on forward foreign currency contracts	(23,082)	-	83,604
Net Realized Gain (Loss)	(57,053,740)	4,278,516	39,182,839
Net change in unrealized appreciation on investments and foreign currency translations	120,560,541	65,546,303	193,589,060
Net change in unrealized appreciation on futures contracts	-	-	1,961,464
Net change in unrealized depreciation on forward foreign currency contracts	-	-	(27,318)
Net Change in Unrealized Appreciation	120,560,541	65,546,303	195,523,206
Net Realized and Unrealized Gain	63,506,801	69,824,819	234,706,045
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,781,300	$72,590,870	$274,045,557
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2023
Empower International Value Fund
INVESTMENT INCOME:
Interest	$509,292
Income from securities lending	385,651
Dividends	50,794,698
Foreign withholding tax	(5,723,034)
Total Income	45,966,607
EXPENSES:
Management fees	9,281,434
Shareholder services fees – Investor Class	1,787,156
Audit and tax fees	60,079
Custodian fees	300,322
Directors fees	31,396
Legal fees	9,915
Pricing fees	13,277
Registration fees	64,962
Shareholder report fees	52,681
Transfer agent fees	15,664
Other fees	19,085
Total Expenses	11,635,971
NET INVESTMENT INCOME	34,330,636
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	22,958,849
Net Realized Gain	22,958,849
Net change in unrealized appreciation on investments and foreign currency translations	165,661,063
Net Change in Unrealized Appreciation	165,661,063
Net Realized and Unrealized Gain	188,619,912
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$222,950,548
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Emerging Markets Equity Fund	2023	2022
OPERATIONS:
Net investment income	$8,274,499	$14,311,731
Net realized loss	(57,053,740)	(70,033,894)
Net change in unrealized appreciation (depreciation)	120,560,541	(96,639,202)
Net Increase (Decrease) in Net Assets Resulting from Operations	71,781,300	(152,361,365)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(6,545,764)	(5,272,152)
Institutional Class	(6,514,135)	(5,581,629)
From Net Investment Income and Net Realized Gains	(13,059,899)	(10,853,781)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	319,990,833	231,759,005
Institutional Class	126,003,934	84,759,543
Shares issued in reinvestment of distributions
Investor Class	6,545,764	5,272,152
Institutional Class	6,514,135	5,581,629
Shares redeemed
Investor Class	(238,492,245)	(95,675,102)
Institutional Class	(70,437,383)	(77,900,595)
Net Increase in Net Assets Resulting from Capital Share Transactions	150,125,038	153,796,632
Total Increase (Decrease) in Net Assets	208,846,439	(9,418,514)
NET ASSETS:
Beginning of year	658,858,923	668,277,437
End of year	$867,705,362	$658,858,923
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	39,994,070	28,065,311
Institutional Class	15,438,927	9,948,822
Shares issued in reinvestment of distributions
Investor Class	798,525	678,003
Institutional Class	781,340	709,583
Shares redeemed
Investor Class	(29,871,761)	(11,650,053)
Institutional Class	(8,487,019)	(8,835,580)
Net Increase	18,654,082	18,916,086
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower International Growth Fund	2023	2022
OPERATIONS:
Net investment income	$2,766,051	$1,379,693
Net realized gain (loss)	4,278,516	(9,051,497)
Net change in unrealized appreciation (depreciation)	65,546,303	(155,857,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	72,590,870	(163,529,067)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(266,437)
Institutional Class	(3,471,235)	(7,129,784)
From Net Investment Income and Net Realized Gains	(3,471,235)	(7,396,221)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	9,878,717	9,503,751
Institutional Class	101,440,091	140,670,108
Shares issued in reinvestment of distributions
Investor Class	-	266,437
Institutional Class	3,471,235	7,129,784
Shares redeemed
Investor Class	(13,483,048)	(11,327,710)
Institutional Class	(111,631,791)	(73,168,787)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(10,324,796)	73,073,583
Total Increase (Decrease) in Net Assets	58,794,839	(97,851,705)
NET ASSETS:
Beginning of year	421,762,002	519,613,707
End of year	$480,556,841	$421,762,002
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	818,748	832,112
Institutional Class	12,017,372	16,308,712
Shares issued in reinvestment of distributions
Investor Class	-	25,570
Institutional Class	377,308	948,109
Shares redeemed
Investor Class	(1,128,921)	(928,515)
Institutional Class	(12,955,855)	(8,907,420)
Net Increase (Decrease)	(871,348)	8,278,568
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower International Index Fund	2023	2022
OPERATIONS:
Net investment income	$39,339,512	$33,615,239
Net realized gain	39,182,839	3,930,321
Net change in unrealized appreciation (depreciation)	195,523,206	(241,607,411)
Net Increase (Decrease) in Net Assets Resulting from Operations	274,045,557	(204,061,851)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(46,911,906)	(14,925,612)
Institutional Class	(35,425,781)	(15,819,143)
From Net Investment Income and Net Realized Gains	(82,337,687)	(30,744,755)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	595,360,594	546,458,905
Institutional Class	91,988,206	122,967,658
Shares issued in reinvestment of distributions
Investor Class	46,911,906	14,925,612
Institutional Class	35,425,781	15,819,143
Shares redeemed
Investor Class	(472,181,095)	(233,488,499)
Institutional Class	(168,475,314)	(144,705,376)
Net Increase in Net Assets Resulting from Capital Share Transactions	129,030,078	321,977,443
Total Increase in Net Assets	320,737,948	87,170,837
NET ASSETS:
Beginning of year	1,468,565,941	1,381,395,104
End of year	$1,789,303,889	$1,468,565,941
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	50,476,990	48,507,315
Institutional Class	9,132,761	12,981,207
Shares issued in reinvestment of distributions
Investor Class	3,796,085	1,374,005
Institutional Class	3,435,083	1,731,593
Shares redeemed
Investor Class	(39,365,918)	(20,872,432)
Institutional Class	(16,745,845)	(15,102,645)
Net Increase	10,729,156	28,619,043
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower International Value Fund	2023	2022
OPERATIONS:
Net investment income	$34,330,636	$25,566,991
Net realized gain	22,958,849	37,453,837
Net change in unrealized appreciation (depreciation)	165,661,063	(241,110,888)
Net Increase (Decrease) in Net Assets Resulting from Operations	222,950,548	(178,090,060)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(11,526,819)	(16,314,868)
Institutional Class	(60,824,301)	(35,292,444)
From Net Investment Income and Net Realized Gains	(72,351,120)	(51,607,312)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	167,857,849	438,145,993
Class L(a)	-	13,619
Institutional Class	209,330,770	148,049,727
Shares issued in reinvestment of distributions
Investor Class	11,526,819	16,314,868
Institutional Class	60,824,301	35,292,444
Shares redeemed
Investor Class	(522,867,132)	(78,318,980)
Class L(a)	-	(149,593)
Institutional Class	(235,471,334)	(176,289,230)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(308,798,727)	383,058,848
Total Increase (Decrease) in Net Assets	(158,199,299)	153,361,476
NET ASSETS:
Beginning of year	1,415,721,338	1,262,359,862
End of year	$1,257,522,039	$1,415,721,338
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	14,672,132	41,356,733
Class L(a)	-	1,168
Institutional Class	25,816,618	19,001,412
Shares issued in reinvestment of distributions
Investor Class	969,088	1,563,041
Institutional Class	7,305,376	4,751,513
Shares redeemed
Investor Class	(46,306,033)	(7,224,556)
Class L(a)	-	(13,166)
Institutional Class	(28,729,562)	(22,560,307)
Net Increase (Decrease)	(26,272,381)	36,875,838
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$ 7.78	0.08	0.67	0.75	—	(0.17)	—	(0.17)	$ 8.36	9.67%
12/31/2022	$10.18	0.17	(2.44)	(2.27)	—	(0.11)	(0.02)	(0.13)	$ 7.78	(22.34%)
12/31/2021	$11.02	0.09	(0.58)	(0.49)	—	(0.14)	(0.21)	(0.35)	$10.18	(4.43%)
12/31/2020	$ 9.39	0.16	1.67	1.83	(0.01)	(0.19)	—	(0.20)	$11.02	19.57%
12/31/2019	$ 7.79	0.10	1.59	1.69	(0.01)	(0.08)	—	(0.09)	$ 9.39	21.67%
Institutional Class
12/31/2023	$ 7.86	0.13	0.66	0.79	—	(0.14)	—	(0.14)	$ 8.51	10.12%
12/31/2022	$10.26	0.21	(2.47)	(2.26)	—	(0.12)	(0.02)	(0.14)	$ 7.86	(22.09%)
12/31/2021	$11.03	0.15	(0.60)	(0.45)	—	(0.11)	(0.21)	(0.32)	$10.26	(4.08%)
12/31/2020	$ 9.35	0.13	1.74	1.87	(0.01)	(0.18)	—	(0.19)	$11.03	20.05%
12/31/2019	$ 7.78	0.14	1.57	1.71	(0.01)	(0.13)	—	(0.14)	$ 9.35	21.97%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2023	$441,800	1.40%	1.25%	0.97%	93%
12/31/2022	$326,138	1.41%	1.23%	2.04%	53%
12/31/2021	$252,800	1.41%	1.23%	0.83%	84%
12/31/2020	$ 51,824	1.49%	1.23%	1.59%	78%
12/31/2019	$ 10,129	1.50%	1.23%	1.21%	66%
Institutional Class
12/31/2023	$425,905	1.04%	0.90%	1.55%	93%
12/31/2022	$332,721	1.05%	0.88%	2.40%	53%
12/31/2021	$415,478	1.02%	0.88%	1.35%	84%
12/31/2020	$382,081	1.03%	0.88%	1.39%	78%
12/31/2019	$355,796	1.01%	0.88%	1.63%	66%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$10.94	0.04	1.77	1.81	—	—	—	—	$12.75	16.54%
12/31/2022	$15.92	(0.00) (d)(e)	(4.84)	(4.84)	—	—	(0.14)	(0.14)	$10.94	(30.35%)
12/31/2021	$16.07	(0.04) (e)	1.02	0.98	—	(0.02)	(1.11)	(1.13)	$15.92	6.04%
12/31/2020	$12.63	(0.02) (e)	3.60	3.58	—	—	(0.14)	(0.14)	$16.07	28.35%
12/31/2019	$ 9.44	0.04	3.17	3.21	(0.00) (d)	(0.01)	(0.01)	(0.02)	$12.63	34.07%
Institutional Class
12/31/2023	$ 7.91	0.06	1.28	1.34	—	(0.07)	—	(0.07)	$ 9.18	16.93%
12/31/2022	$11.53	0.03	(3.51)	(3.48)	—	—	(0.14)	(0.14)	$ 7.91	(30.11%)
12/31/2021	$11.93	0.01	0.77	0.78	—	(0.07)	(1.11)	(1.18)	$11.53	6.45%
12/31/2020	$ 9.38	0.02	2.69	2.71	—	(0.02)	(0.14)	(0.16)	$11.93	28.88%
12/31/2019	$ 7.03	0.06	2.37	2.43	(0.00) (d)	(0.07)	(0.01)	(0.08)	$ 9.38	34.57%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
12/31/2023	$ 20,290	1.36%	1.20%	0.30%	63%
12/31/2022	$ 20,804	1.36%	1.20%	(0.04%)	33%
12/31/2021	$ 31,403	1.28%	1.20%	(0.23%)	34%
12/31/2020	$ 42,126	1.28%	1.20%	(0.19%)	27%
12/31/2019	$ 40,066	1.28%	1.20%	0.34%	30%
Institutional Class
12/31/2023	$460,267	0.88%	0.85%	0.65%	63%
12/31/2022	$400,958	0.88%	0.85%	0.33%	33%
12/31/2021	$488,211	0.86%	0.85%	0.09%	34%
12/31/2020	$437,865	0.86%	0.85%	0.17%	27%
12/31/2019	$435,749	0.85%	0.85%	0.71%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$10.96	0.28	1.65	1.93	(0.28)	(0.26)	(0.54)	$12.35	17.52%
12/31/2022	$13.10	0.24	(2.18)	(1.94)	(0.20)	—	(0.20)	$10.96	(14.74%)
12/31/2021	$12.50	0.20	1.15	1.35	(0.29)	(0.46)	(0.75)	$13.10	10.75%
12/31/2020	$11.92	0.19	0.69	0.88	(0.19)	(0.11)	(0.30)	$12.50	7.52%
12/31/2019	$10.09	0.29	1.86	2.15	(0.28)	(0.04)	(0.32)	$11.92	21.25%
Institutional Class
12/31/2023	$ 9.22	0.27	1.40	1.67	(0.32)	(0.26)	(0.58)	$10.31	17.96%
12/31/2022	$11.06	0.25	(1.86)	(1.61)	(0.23)	—	(0.23)	$ 9.22	(14.41%)
12/31/2021	$10.61	0.24	0.96	1.20	(0.29)	(0.46)	(0.75)	$11.06	11.24%
12/31/2020	$10.16	0.21	0.57	0.78	(0.22)	(0.11)	(0.33)	$10.61	7.84%
12/31/2019	$ 8.64	0.28	1.61	1.89	(0.33)	(0.04)	(0.37)	$10.16	21.80%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2023	$1,124,570	0.62%	0.62%	2.35%	19%
12/31/2022	$ 835,079	0.65%	0.65%	2.19%	13%
12/31/2021	$ 617,570	0.65%	0.65%	1.49%	13%
12/31/2020	$ 271,563	0.65%	0.65%	1.76%	6%
12/31/2019	$ 197,206	0.64%	0.64%	2.57%	8%
Institutional Class
12/31/2023	$ 664,734	0.26%	0.26%	2.67%	19%
12/31/2022	$ 633,487	0.28%	0.28%	2.61%	13%
12/31/2021	$ 763,825	0.28%	0.28%	2.10%	13%
12/31/2020	$ 739,271	0.28%	0.28%	2.22%	6%
12/31/2019	$ 769,900	0.27%	0.27%	2.91%	8%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$10.53	0.27	1.62	1.89	(0.17)	(0.22)	(0.39)	$12.03	18.03%
12/31/2022	$12.79	0.17	(2.12)	(1.95)	(0.13)	(0.18)	(0.31)	$10.53	(15.18%)
12/31/2021	$12.03	0.20	1.10	1.30	(0.21)	(0.33)	(0.54)	$12.79	10.83%
12/31/2020	$11.19	0.13	0.95	1.08	(0.11)	(0.13)	(0.24)	$12.03	9.73%
12/31/2019	$ 9.39	0.21	1.86	2.07	(0.14)	(0.13)	(0.27)	$11.19	22.06%
Institutional Class
12/31/2023	$ 7.49	0.21	1.17	1.38	(0.34)	(0.22)	(0.56)	$ 8.31	18.44%
12/31/2022	$ 9.19	0.18	(1.56)	(1.38)	(0.14)	(0.18)	(0.32)	$ 7.49	(14.90%)
12/31/2021	$ 8.81	0.18	0.81	0.99	(0.28)	(0.33)	(0.61)	$ 9.19	11.26%
12/31/2020	$ 8.27	0.13	0.70	0.83	(0.16)	(0.13)	(0.29)	$ 8.81	10.21%
12/31/2019	$ 7.04	0.18	1.40	1.58	(0.22)	(0.13)	(0.35)	$ 8.27	22.43%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2023	$ 293,534	1.07%	1.07%	2.38%	18%
12/31/2022	$ 579,880	1.09%	1.07%	1.63%	30%
12/31/2021	$ 247,738	1.06%	1.06%	1.57%	17%
12/31/2020	$ 220,602	1.07%	1.07%	1.27%	20%
12/31/2019	$ 216,315	1.06%	1.06%	2.02%	24%
Institutional Class
12/31/2023	$ 963,988	0.71%	0.71%	2.54%	18%
12/31/2022	$ 835,841	0.71%	0.71%	2.27%	30%
12/31/2021	$1,014,470	0.70%	0.70%	1.93%	17%
12/31/2020	$ 906,166	0.70%	0.70%	1.66%	20%
12/31/2019	$ 885,852	0.69%	0.69%	2.32%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Emerging Markets Equity Fund,Empower International Growth Fund, Empower International Index Fund, and Empower International Value Fund (each a Fund, collectively the Funds) are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Emerging Markets Equity Fund - seeks long-term capital appreciation
Empower International Growth Fund - seeks long-term growth of capital
Empower International Index Fund - seeks investment results that track the total return of the common stocks that comprise the MSCI EAFE Index
Empower International Value Fund - seeks long-term capital growth
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The board of directors of Empower Funds (Board of Directors) has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board of Directors.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2023

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids
Exchange Traded Funds	Exchange traded close price
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Annual Report - December 31, 2023

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2023, the inputs used to value each Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
Empower Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 9,032,140	$ 21,666,144	$ —	$ 30,698,284
Communications	28,149,749	103,920,077	—	132,069,826
Consumer, Cyclical	19,079,421	73,692,796	—	92,772,217
Consumer, Non-cyclical	27,776,316	69,182,687	—	96,959,003
Energy	9,751,707	27,397,293	—	37,149,000
Financial	39,310,158	158,645,785	—	197,955,943
Industrial	8,295,666	55,890,484	—	64,186,150
Technology	5,196,337	178,013,636	—	183,209,973
Utilities	4,390,175	7,008,210	—	11,398,385
	150,981,669	695,417,112	—	846,398,781
Exchange Traded Funds	14,569,667	—	—	14,569,667
Short Term Investments	—	6,359,505	—	6,359,505
Total Assets	$ 165,551,336	$ 701,776,617	$ —	$ 867,327,953
Empower International Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 5,199,589	$ 20,819,511	$ —	$ 26,019,100
Communications	17,341,337	7,228,505	—	24,569,842
Consumer, Cyclical	4,117,852	67,222,174	—	71,340,026
Consumer, Non-cyclical	3,390,443	134,376,195	—	137,766,638
Financial	3,110,884	46,901,715	—	50,012,599
Industrial	—	84,663,943	—	84,663,943
Technology	32,339,091	46,555,310	—	78,894,401
Utilities	—	2,850,526	—	2,850,526
	65,499,196	410,617,879	—	476,117,075
Short Term Investments	—	13,794,200	—	13,794,200
Total Assets	$ 65,499,196	$ 424,412,079	$ —	$ 489,911,275

Annual Report - December 31, 2023

Empower International Index Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 816,336	$ 114,901,423	$ —	$ 115,717,759
Communications	10,144,300	65,952,451	—	76,096,751
Consumer, Cyclical	—	238,462,316	—	238,462,316
Consumer, Non-cyclical	3,974,096	421,928,751	458	425,903,305
Diversified	721,607	389,604	—	1,111,211
Energy	—	79,883,937	—	79,883,937
Financial	1,915,774	363,403,964	—	365,319,738
Industrial	5,370,515	244,630,859	—	250,001,374
Technology	3,440,816	115,399,438	—	118,840,254
Utilities	325,448	58,383,084	—	58,708,532
	26,708,892	1,703,335,827	458	1,730,045,177
Preferred Stock	—	7,774,790	—	7,774,790
Rights	—	—	19,290	19,290
Short Term Investments	—	71,912,138	—	71,912,138
Total investments, at fair value:	26,708,892	1,783,022,755	19,748	1,809,751,395
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	730	—	730
Futures Contracts(a)	1,727,921	—	—	1,727,921
Total Assets	$ 28,436,813	$ 1,783,023,485	$ 19,748	$ 1,811,480,046
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(302,523)	—	(302,523)
Total Liabilities	$ 0	$ (302,523)	$ —	$ (302,523)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Empower International Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 26,085,292	$ 67,709,174	$ —	$ 93,794,466
Communications	6,102,746	28,235,824	—	34,338,570
Consumer, Cyclical	7,627,764	146,408,851	—	154,036,615
Consumer, Non-cyclical	18,087,859	233,062,607	—	251,150,466
Energy	4,358,712	80,895,266	—	85,253,978
Financial	7,999,618	253,362,211	—	261,361,829
Industrial	14,125,849	207,949,433	—	222,075,282
Technology	44,180,155	69,297,361	—	113,477,516
Utilities	2,754,012	10,140,656	—	12,894,668
	131,322,007	1,097,061,383	—	1,228,383,390
Preferred Stock	—	6,121,490	—	6,121,490
Short Term Investments	—	36,904,950	—	36,904,950
Total Assets	$ 131,322,007	$ 1,140,087,823	$ —	$ 1,271,409,830

Annual Report - December 31, 2023

Repurchase Agreements
A Fund may engage in repurchase agreement transactions with institutions that the Funds’ investment adviser has determined are creditworthy. A Fund that engages in repurchase agreement transactions will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Funds' custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Funds are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund(s) do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund(s) and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Funds intend to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  The Funds file income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually.  Capital gain distributions of the Funds, if any, are declared and paid annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2023 and 2022 were as follows:
Empower Emerging Markets Equity Fund	2023	2022
Ordinary income	$13,059,899	$9,420,033
Long-term capital gain	-	1,433,748
	$13,059,899	$10,853,781

Annual Report - December 31, 2023

Empower International Growth Fund	2023	2022
Ordinary income	$3,471,235	$-
Long-term capital gain	-	7,396,221
	$3,471,235	$7,396,221
Empower International Index Fund	2023	2022
Ordinary income	$44,280,701	$30,744,755
Long-term capital gain	38,056,986	-
	$82,337,687	$30,744,755
Empower International Value Fund	2023	2022
Ordinary income	$41,620,359	$22,117,380
Long-term capital gain	30,730,761	29,489,932
	$72,351,120	$51,607,312
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for passive foreign investment corporations  and foreign currency reclassifications.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Empower Emerging Markets Equity Fund
Undistributed net investment income	$5,190,943
Undistributed long-term capital gains	—
Capital loss carryforwards	(119,629,551)
Post-October losses	—
Net unrealized appreciation	19,127,870
Tax composition of capital	$(95,310,738)
Empower International Growth Fund
Undistributed net investment income	$3,116,744
Undistributed long-term capital gains	—
Capital loss carryforwards	(2,843,185)
Post-October losses	—
Net unrealized appreciation	60,146,268
Tax composition of capital	$60,419,827
Empower International Index Fund
Undistributed net investment income	$4,979,501
Undistributed long-term capital gains	2,524,064
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	190,902,186
Tax composition of capital	$198,405,751

Annual Report - December 31, 2023

Empower International Value Fund
Undistributed net investment income	$2,575,584
Undistributed long-term capital gains	731,233
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	106,828,182
Tax composition of capital	$110,134,999
At December 31, 2023, the Funds had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions.  Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.  During the year ended December 31, 2023, the Empower International Index Fund utilized $(934,829) of capital loss carryforwards to offset capital gains realized in that fiscal year.  Details of the capital loss carryforwards as of December 31, 2023, were as follows:
No Expiration
Empower Emerging Markets Equity Fund	$(119,629,551)
Empower International Growth Fund	$(2,843,185)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2023 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Emerging Markets Equity Fund	$848,200,083	$81,573,352	$(62,445,482)	$19,127,870
Empower International Growth Fund	429,765,007	77,317,502	(17,171,234)	60,146,268
Empower International Index Fund	1,620,275,337	326,931,033	(136,028,847)	190,902,186
Empower International Value Fund	1,164,581,648	191,764,557	(84,936,375)	106,828,182
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Funds' investment objectives allow each Fund to enter into various types of derivative contracts as outlined in each Fund's prospectus.
In pursuit of the Funds' investment objectives, each Fund may seek to use derivatives to increase or decrease their exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause a Fund to lose money on investments denominated in foreign currencies.
A Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report - December 31, 2023

Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Emerging Markets Equity Fund
Forward Currency Exchange Contracts:
Average notional amount	$104,513
Empower International Index Fund
Futures Contracts:
Average long contracts	388
Average notional long	$40,701,645
Forward Currency Exchange Contracts:
Average notional amount	$7,092,774

Annual Report - December 31, 2023

Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2023 is as follows:
Empower International Index Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$1,727,921 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 730	Unrealized depreciation on forward foreign currency contracts	$(302,523)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2023 is as follows:
Empower Emerging Markets Equity Fund
	Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(23,082)
Empower International Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$4,758,083	Net change in unrealized appreciation on futures contracts	$1,961,464
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 83,604	Net change in unrealized depreciation on forward foreign currency contracts	$ (27,318)
Concentration Risk
A Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Empower International Index Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes this Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2023.
Empower International Index Fund
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$ 730	$(730)	$—	$—	$ —
Derivative Liabilities (forward contracts)	$(302,523)	$ 730	$—	$—	$(301,793)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

Annual Report - December 31, 2023

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America) as of December 31, 2023. As compensation for its services to Empower Funds, the Adviser receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Emerging Markets Equity Fund	0.93% up to $1 billion dollars
0.88% over $1 billion dollars
0.83% over $2 billion dollars
Empower International Growth Fund	0.82% up to $1 billion dollars
0.77% over $1 billion dollars
0.72% over $2 billion dollars
Empower International Index Fund	0.25% up to $1 billion dollars
0.20% over $1 billion dollars
0.15% over $2 billion dollars
Empower International Value Fund	0.67%
The Adviser contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Emerging Markets Equity Fund(a)	0.91%
Empower International Growth Fund	0.85%
Empower International Index Fund	0.32%
Empower International Value Fund	0.72%

(a) Prior to April 28, 2023, the Empower Emerging Markets Equity Fund expense limit annual rate was 0.88%
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2023, the amounts subject to recoupment were as follows:
Empower Emerging Markets Equity Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$791,665	$1,124,036	$927,371	$0

Annual Report - December 31, 2023

Empower International Growth Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$80,917	$149,953	$141,113	$0
Empower International Index Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$0	$0	$0	$0
Empower International Value Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$4,090	$63,952	$0	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with and is responsible for compensating the Sub-Advisers below for their services:
Empower Emerging Markets Equity Fund - Lazard Asset Management LLC and Goldman Sachs Asset Management, L.P. Effective June 1, 2023, GSAM replaced UBS Asset Management (Americas) Inc. as sub-adviser to the Fund.
Empower International Growth Fund - Franklin Templeton Institutional, LLC and J.P. Morgan Investment Management, Inc.
Empower International Index Fund - Irish Life Investment Managers Limited ILIM, is an affiliate of the Adviser and Empower of America and receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Empower International Value Fund - LSV Asset Management and Massachusetts Financial Services Company.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market each Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,223,500 for the fiscal year ended December 31, 2023.
5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Emerging Markets Equity Fund	$741,372,588	$589,826,602
Empower International Growth Fund	268,980,031	273,392,256
Empower International Index Fund	365,442,140	295,171,668
Empower International Value Fund	243,372,321	560,301,828
For the same period, there were no purchases or sales of long-term U.S. Government securities.

Annual Report - December 31, 2023

6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. As of December 31, 2023, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Emerging Markets Equity Fund	$5,950,802	$6,359,505
Empower International Growth Fund	12,909,808	13,794,200
Empower International Index Fund	44,113,026	47,295,333
Empower International Value Fund	33,010,996	36,904,950

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed.  The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2023.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Emerging Markets Equity Fund	Total (a)
Common Stocks	$6,359,505
Total secured borrowings	$6,359,505
Empower International Growth Fund	Total (a)
Common Stocks	$13,794,200
Total secured borrowings	$13,794,200
Empower International Index Fund	Total (a)
Common Stocks	$47,295,333
Total secured borrowings	$47,295,333
Empower International Value Fund	Total (a)
Common Stocks	$36,904,950
Total secured borrowings	$36,904,950
(a)	The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds.  In the normal course of business, a Fund may also enter into contracts that provide general indemnifications.  A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2023

8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Empower Emerging Markets Equity Fund, Empower International Growth Fund, Empower International Index Fund, and Empower International Value Fund (the “Funds”), four of the funds comprising Empower Funds, Inc., as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2024
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries. For the year ended December 31, 2023, the following are the foreign taxes credits and gross income from foreign countries amounts for each Fund.
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower Emerging Markets Equity Fund	$18,273,944	$2,263,567
Empower International Growth Fund	486,356	6,962,069
Empower International Index Fund	50,675,050	4,029,957
Empower International Value Fund	50,708,133	4,662,816
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2023, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Emerging Markets Equity Fund	2%
Empower International Growth Fund	0%
Empower International Index Fund	0%
Empower International Value Fund	0%

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 80	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	Director, Gold, Inc.
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 69	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 80	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A

Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 40	Director, President & Chief Executive Officer	Since 2020	Executive Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 40	Director, President & Chief Executive Officer	Since 2020	Executive Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and EAG	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 67	Chief Compliance Officer	Since 2016	Vice President, Compliance Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Vice President, Deputy General Counsel & Corporate Secretary, Empower, Empower of America & Empower of NY; Vice President & Counsel, ECM; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Financial Officer & Treasurer	Since 2021	Vice President, Fund Administration, Empower; Chief Financial Officer & Treasurer, ECM; Vice President & Treasurer, CITs, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds, ECM & ETC	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 56	Assistant Treasurer	Since 2007	Vice President, Fund Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 43	Derivatives Risk Manager	Since 2022	Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Inflation-Protected Securities Fund, Empower Mid Cap Value Fund and other series of Empower Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower International Growth Fund, Empower Large Cap Growth Fund and other series of Empower Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower International Growth Fund, Empower Large Cap Growth Fund and other series of Empower Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund, (2) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, and (3) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.

***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.empower.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Empower Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)  As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)  For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)  During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)  During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)   Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)  Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,031,500 for fiscal year 2022 and $1,050,700 for fiscal year 2023.

(b)  Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $42,000 for fiscal year 2022 and $44,680 for fiscal year 2023.  The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)  Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2022 and $0 for fiscal year 2023.
(d)  All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)   (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4  The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation .  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)   (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2022 equaled $1,022,840 and for fiscal year 2023 equaled $1,795,449.
(i)  The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.  INVESTMENTS.
(a)   The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)   Not applicable.
ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.
(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.        DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)   Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
Director, President & Chief Executive Officer
Date:February 23, 2024
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
Director, President & Chief Executive Officer
Date:February 23, 2024
By:	/s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer
Date:February 23, 2024